united states

securities and exchange commission

washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number	811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC,

225 Pictoria Drive, Suite 450,

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Capitol Services, Inc.

108 Lakeland Ave., Dover,

Delaware 19901

(Name and address of agent for service)

With Copies to:

Terry Davis

DLA Piper LLP

One Atlantic Center

1201 West Peachtree Street, Suite 2900

Atlanta, GA 30309

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	10/31/2024

Date of reporting period:	10/31/2024

Item 1. Reports to Stockholders.

(a)

Dana Epiphany Equity Fund

Institutional Class (ESGIX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dana Epiphany Equity Fund for the period of November 1, 2023 to

October 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	0.85%

How did the Fund perform during the reporting period?

The Dana Epiphany Equity Fund, returned 34.49% during the fiscal year trailing the S&P 500 Index return of 38.02%. Strong returns were across all sectors with only the Energy sector returning single digits for the time period. Much of the year was dominated by Artificial Intelligence (“AI”) themed stocks, inflation and interest rate expectations. The Fund had exposure to several of the AI names and strong performance in the financial sector as interest rates remained high.

The following three companies were the top three relative positive contributors to the Fund’s performance:

• Howmet Aerospace, Inc. – a leading supplier in aerospace and transportation industries. Strong recovery in air travel and commercial aviation have been a tailwind for Howmet driving revenue growth and steady profit margins.

• Bank of New York Mellon – with over $36 trillion in custody assets, the strong rising stock market benefitted BNY. An overall strong financial position and diversified offerings are also considered a positive for the long-term.

• CrowdStrike Holdings, Inc. – strong demand for cyber security software led to strong growth in the early part of the year and the position was exited prior to an IT outage that sent shares of CRWD tumbling.

The following three companies were the top three relative detractors to the Fund’s performance:

• Elevance Health, Inc. – a steady performer for much of the year, but recent troubles surrounding their Medicaid business due to lagging reimbursement rates weighed on earnings and near-term revenues.

• Meta Platforms, Inc. Class A – Overall Meta contributed to the absolute return of the Fund. The position was added in February, but the lack of exposure for the first part of the fiscal year led to a loss of relative performance.

• NVIDIA Corporation – despite increasing the position over the year, the average position size was still below the Index leading to some loss in relative performance. NVIDIA is currently one of our largest positions and in line with Index weight as we see continued growth from AI trade.

As rates and inflation stay the focus for investors, our stock selection process will lean on our relative valuation philosophy to find good companies with growing earnings at reasonable prices.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dana Epiphany Equity Fund - Institutional	S&P 500® Index
Oct-2014	$10,000	$10,000
Oct-2015	$9,897	$10,520
Oct-2016	$9,753	$10,994
Oct-2017	$11,944	$13,593
Oct-2018	$12,698	$14,591
Oct-2019	$14,319	$16,681
Oct-2020	$15,001	$18,301
Oct-2021	$20,806	$26,155
Oct-2022	$17,526	$22,334
Oct-2023	$17,401	$24,599
Oct-2024	$23,403	$33,950

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dana Epiphany Equity Fund - Institutional	34.49%	10.32%	8.87%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$64,564,406
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$315,501
Portfolio Turnover	37%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
33.4%
Financials
11.4%
Health Care
10.7%
Communications
10.2%
Consumer Discretionary
9.8%
Industrials
7.5%
Consumer Staples
5.8%
Energy
3.2%
Utilities
2.4%
Real Estate
2.4%
Materials
2.1%
Money Market Funds
1.1%

Value	Value
Money Market Funds	1.1%
Materials	2.1%
Real Estate	2.4%
Utilities	2.4%
Energy	3.2%
Consumer Staples	5.8%
Industrials	7.5%
Consumer Discretionary	9.8%
Communications	10.2%
Health Care	10.7%
Financials	11.4%
Technology	33.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	6.5%
Apple, Inc.	6.4%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.0%
Meta Platforms, Inc., Class A	2.5%
Bank of New York Mellon Corp. (The)	2.2%
Wal-Mart Stores, Inc.	2.1%
Broadcom, Inc.	2.1%
Fiserv, Inc.	2.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dana Epiphany Equity Fund - Institutional (ESGIX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/dana/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-ESGIX

Dana Epiphany Small Cap Equity Fund

Institutional Class (DSCIX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dana Epiphany Small Cap Equity Fund for the period of November 1,

2023 to October 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$111	0.95%

How did the Fund perform during the reporting period?

The Epiphany Small Cap Equity Fund, returned 34.04% during the fiscal year beating its Morningstar US Small Core Index return of 32.77% and trailing the S&P 500 index return of 38.02%. Similar to larger capitalization indices the small cap market has been dominated by talks of easing inflation and anticipation of rate cuts. Historically early cycle rate cuts and declining inflation have been positives for smaller capitalization stocks. Stock selection remains the driver of portfolio returns as we remain sector neutral to the Russell 2000 Index, and this year was no different with most of our contributors experiencing double digit returns and even a few triple digit returns.

The following three companies were the top three relative positive contributors to the Fund’s performance:

• TransMedics Group, Inc. – a leader in organ transplant with FDA approved products for lung, liver and heart transplants. TransMedics experienced significant revenue growth in the last year and turned to profitability at the end of 2023. Management continues to reinvest in operations and growth opportunities.

• Modine Manufacturing Co – a leader in thermal solutions, Modine has benefitted from the data center boom brought on by AI and Cloud storage. Strong margins have led to strong earnings growth over the last twelve months.

• Evercore, Inc. – a financial services company with a strong independent investment banking group. A pickup in mergers and acquisitions led to increased advisory fees, resulting in record reported revenues.

The following three companies were the top three relative detractors to the Fund’s performance:

• Couchbase, Inc. – the company provides cloud database services. A slowdown in growth impacted annual recuring revenue forecasts. The stock took a sharp decline in May and June of 2024. The stock was sold in September 2024.

• DocGo Inc. – a mobile patient healthcare provider operating in the United States and United Kingdom. DocGo had won a contract to provide migrant care in New York, but eventually lost that contract which weighed heavily on results. The stock was sold in March of 2024.

• Perion Network – lost a partnership with Microsoft Bing for search monetization. This was a major loss for Perion, accounting for nearly 35% revenue loss from this partnership. The stock was sold in May of 2024.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Dana Epiphany Small Cap Equity Fund - Institutional
S&P 500® Index
S&P SmallCap 600® Index
Morningstar US Small Core Index
$40,000
$30,000
$20,000
$10,000
$0
$31,806
$22,505
$22,098
$18,411
Nov-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Dana Epiphany Small Cap Equity Fund - Institutional	S&P 500® Index	S&P SmallCap 600® Index	Morningstar US Small Core Index
Nov-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$9,313	$10,300	$10,393	$10,418
Oct-2017	$11,462	$12,734	$13,294	$12,637
Oct-2018	$11,124	$13,670	$14,039	$12,654
Oct-2019	$11,217	$15,628	$14,494	$14,105
Oct-2020	$10,764	$17,145	$13,375	$12,724
Oct-2021	$17,439	$24,503	$21,258	$18,557
Oct-2022	$13,848	$20,923	$18,746	$16,434
Oct-2023	$13,735	$23,045	$17,311	$16,644
Oct-2024	$18,411	$31,806	$22,505	$22,098

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 3, 2015)
Dana Epiphany Small Cap Equity Fund - Institutional	34.04%	10.42%	7.02%
S&P 500® Index	38.02%	15.27%	13.73%
S&P SmallCap 600® Index	30.00%	9.20%	9.44%
Morningstar US Small Core Index	32.77%	9.39%	9.22%

The primary index was changed from S&P Small Cap 600 to S&P 500 Total Return because the latter is a broader-based market index. S&P Small Cap 600 is now used as a secondary benchmark, because the Adviser believes it represents the portion of the market in which the Fund invests.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares.

Fund Statistics

Net Assets	$31,877,985
Number of Portfolio Holdings	62
Advisory Fee (net of waivers)	$65,917
Portfolio Turnover	47%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
19.2%
Health Care
17.5%
Financials
16.9%
Industrials
12.2%
Consumer Discretionary
10.0%
Materials
6.2%
Real Estate
6.0%
Energy
4.0%
Utilities
2.9%
Consumer Staples
2.7%
Communications
1.4%
Money Market Funds
1.0%

Value	Value
Money Market Funds	1.0%
Communications	1.4%
Consumer Staples	2.7%
Utilities	2.9%
Energy	4.0%
Real Estate	6.0%
Materials	6.2%
Consumer Discretionary	10.0%
Industrials	12.2%
Financials	16.9%
Health Care	17.5%
Technology	19.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ExlService Holdings, Inc.	2.4%
Agree Realty Corp.	2.2%
Blueprint Medicines Corp.	2.1%
Wintrust Financial Corp.	2.0%
Applied Industrial Technologies, Inc.	2.0%
Ensign Group, Inc. (The)	2.0%
Synovus Financial Corp.	2.0%
Tanger Factory Outlet Centers, Inc.	2.0%
Lantheus Holdings, Inc.	2.0%
SouthState Corp.	1.9%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Dana Epiphany Small Cap Equity Fund - Institutional (DSCIX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/dana/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-DSCIX

Dana Large Cap Equity Fund

Institutional Class (DLCIX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dana Large Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$90	0.75%

How did the Fund perform during the reporting period?

The Dana Large Cap Equity Fund, returned 39.37% during the fiscal year besting the S&P 500 Index return of 38.02%. Strong returns were across all sectors with only the Energy sector returning single digits for the time period. Much of the year was dominated by Artificial Intelligence (“AI”) themed stocks, inflation and interest rate expectations. The Fund had exposure to several of the AI names and strong performance in the financial sector as interest rates remained high.

The following three companies were the top three relative positive contributors to the Fund’s performance:

• Dell Technologies, Inc. – benefitted from AI trade as a key provider of servers to cloud computing centers.

• Interactive Brokers Group, Inc – strong growth in customer base and activity coupled with overall market sentiment has contributed to record revenues.

• CrowdStrike Holdings, Inc. – strong demand for cyber security software led to strong growth in the early part of the year and the position was exited prior to an IT outage that sent shares of CRWD tumbling.

The following three companies were the top three relative detractors to the Fund’s performance:

• Marathon Petroleum Corporation – concerns around margins and profitability have weighed on the company. The company continues its strong commitment to returning cash to shareholders in the form of dividends and buybacks, resulting in a double-digit shareholder yield in 2023.

• Huntington Ingalls Industries – lasting impacts of COVID on supply chain and stalled contract negotiations on ships for the Navy resulted in disappointing financial results.

• NVIDIA Corporation – despite increasing the position over the year, the average position size was still below the Index leading to some loss in relative performance. NVIDIA is currently one of our largest positions and in line with Index weight as we see continued growth from AI trade.

As rates and inflation potentially stay the focus for investors, our stock selection process will lean on our relative valuation philosophy to find good companies with growing earnings at reasonable prices.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dana Large Cap Equity Fund - Institutional	S&P 500® Index
Oct-2014	$10,000	$10,000
Oct-2015	$10,389	$10,520
Oct-2016	$10,217	$10,994
Oct-2017	$13,293	$13,593
Oct-2018	$13,728	$14,591
Oct-2019	$15,863	$16,681
Oct-2020	$16,601	$18,301
Oct-2021	$23,388	$26,155
Oct-2022	$19,374	$22,334
Oct-2023	$20,622	$24,599
Oct-2024	$28,742	$33,950

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dana Large Cap Equity Fund - Institutional	39.37%	12.62%	11.14%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$71,729,196
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$326,203
Portfolio Turnover	12%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
31.5%
Financials
13.5%
Health Care
11.1%
Communications
10.5%
Consumer Discretionary
10.0%
Industrials
6.6%
Consumer Staples
5.8%
Energy
3.1%
Utilities
2.4%
Real Estate
2.4%
Materials
2.2%
Money Market Funds
0.8%

Value	Value
Money Market Funds	0.8%
Materials	2.2%
Real Estate	2.4%
Utilities	2.4%
Energy	3.1%
Consumer Staples	5.8%
Industrials	6.6%
Consumer Discretionary	10.0%
Communications	10.5%
Health Care	11.1%
Financials	13.5%
Technology	31.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.7%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.2%
Alphabet, Inc., Class A	4.0%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	2.6%
Meta Platforms, Inc., Class A	2.5%
Interactive Brokers Group, Inc., Class A	2.2%
Bank of New York Mellon Corp. (The)	2.1%
Dell Technologies, Inc., Class C	2.0%

Material Fund Changes

Effective March 1, 2024, Dana Large Cap Fund has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 0.75% for the Institutional Shares of the Fund’s average daily net assets through February 28, 2025. Prior to March 1, 2024, the Fund’s total annual operating expense were contractually limited to 0.73% for the Institutional Shares.

Dana Large Cap Equity Fund - Institutional (DLCIX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/dana/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-DLCIX

Dana Large Cap Equity Fund

Investor Class (DLCEX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Dana Large Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$118	0.99%

How did the Fund perform during the reporting period?

The Dana Large Cap Equity Fund, returned 38.97% during the fiscal year besting the S&P 500 Index return of 38.02%. Strong returns were across all sectors with only the Energy sector returning single digits for the time period. Much of the year was dominated by Artificial Intelligence (“AI”) themed stocks, inflation and interest rate expectations. The Fund had exposure to several of the AI names and strong performance in the financial sector as interest rates remained high.

The following three companies were the top three relative positive contributors to the Fund’s performance:

• Dell Technologies, Inc. – benefitted from AI trade as a key provider of servers to cloud computing centers.

• Interactive Brokers Group, Inc – strong growth in customer base and activity coupled with overall market sentiment has contributed to record revenues.

• CrowdStrike Holdings, Inc. – strong demand for cyber security software led to strong growth in the early part of the year and the position was exited prior to an IT outage that sent shares of CRWD tumbling.

The following three companies were the top three relative detractors to the Fund’s performance:

• Marathon Petroleum Corporation – concerns around margins and profitability have weighed on the company. The company continues its strong commitment to returning cash to shareholders in the form of dividends and buybacks, resulting in a double-digit shareholder yield in 2023.

• Huntington Ingalls Industries – lasting impacts of COVID on supply chain and stalled contract negotiations on ships for the Navy resulted in disappointing financial results.

• NVIDIA Corporation – despite increasing the position over the year, the average position size was still below the Index leading to some loss in relative performance. NVIDIA is currently one of our largest positions and in line with Index weight as we see continued growth from AI trade.

As rates and inflation potentially stay the focus for investors, our stock selection process will lean on our relative valuation philosophy to find good companies with growing earnings at reasonable prices.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dana Large Cap Equity Fund - Investor	S&P 500® Index
Oct-2014	$10,000	$10,000
Oct-2015	$10,361	$10,520
Oct-2016	$10,164	$10,994
Oct-2017	$13,185	$13,593
Oct-2018	$13,581	$14,591
Oct-2019	$15,659	$16,681
Oct-2020	$16,352	$18,301
Oct-2021	$22,972	$26,155
Oct-2022	$18,979	$22,334
Oct-2023	$20,160	$24,599
Oct-2024	$28,016	$33,950

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dana Large Cap Equity Fund - Investor	38.97%	12.34%	10.85%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$71,729,196
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$326,203
Portfolio Turnover	12%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.8%
Materials	2.2%
Real Estate	2.4%
Utilities	2.4%
Energy	3.1%
Consumer Staples	5.8%
Industrials	6.6%
Consumer Discretionary	10.0%
Communications	10.5%
Health Care	11.1%
Financials	13.5%
Technology	31.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.7%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.2%
Alphabet, Inc., Class A	4.0%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	2.6%
Meta Platforms, Inc., Class A	2.5%
Interactive Brokers Group, Inc., Class A	2.2%
Bank of New York Mellon Corp. (The)	2.1%
Dell Technologies, Inc., Class C	2.0%

Material Fund Changes

Effective March 1, 2024, Dana Large Cap Fund has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 0.75% for the Investor Shares of the Fund’s average daily net assets through February 28, 2025. Prior to March 1, 2024, the Fund’s total annual operating expense were contractually limited to 0.73% for the Investor Shares.

Dana Large Cap Equity Fund - Investor (DLCEX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/dana/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-DLCEX

Foundry Partners Fundamental Small Cap Value Fund

Institutional Class (DRISX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Foundry Partners Fundamental Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/foundry/. You can also request this information by contacting us at (800) 247-1014.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$114	1.03%

How did the Fund perform during the reporting period?

As we close the year ending October 31, 2024, we reflect on a period marked by both resilience and adjustment for the Foundry Partners Small Cap Value Fund Institutional Class. The absolute return for the fund was 22.04%, which, while substantial, lagged the Russell 2000 Value benchmark's return of 31.77%. We remain positive about our positioning and opportunities as we move into 2025. The fund experienced some drag in the first two months, November and December of 2023, as we reshaped the portfolio to align with our outlook for 2024. This positioning paid off significantly in the first half of the year, where stock selection and sector allocations delivered strong alpha. However, from June to October, market dynamics shifted, leading us to give back much of the early gains. In July, we actively took advantage of our early success, harvesting gains and planting new seeds to position the portfolio for future growth.

Our sector allocations had a mixed impact on performance, reflecting broader economic trends and sector-specific dynamics:

• Energy- where we held an overweight position and the sector’s performance was notably volatile, ultimately detracting from our returns.

• Financials- where we maintained an underweight stance, our analysis indicated potential headwinds for this sector as we move into 2025, due to an anticipated increase in charge-offs.

• Health Care- negatively impacted the fund's performance due to earnings misses and poor results from drug trials. We remain selective and continue to prioritize quality over broader exposure.

Other sectors with moderate negative impacts included Industrials, Utilities, and Consumer Discretionary. Several other sectors such as Consumer Staples, Materials, Information Technology, Real Estate, and Communication Services provided gains that helped offset loses in our portfolio despite the broader market volatility. Looking forward, we are optimistic about 2025. Our strategy will balance caution with active portfolio management, keeping an eye on sectors where our analysis suggests growth potential while navigating those that present higher risks.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Foundry Partners Small Cap Value - I
Russell 3000® Total Return Index
Russell 2000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$32,298
$21,030
$20,280
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Foundry Partners Small Cap Value - I	Russell 3000® Total Return Index	Russell 2000® Value Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$10,046	$10,449	$9,712
Oct-2016	$10,901	$10,892	$10,568
Oct-2017	$13,300	$13,504	$13,190
Oct-2018	$12,531	$14,395	$13,112
Oct-2019	$12,851	$16,337	$13,534
Oct-2020	$10,928	$17,995	$11,650
Oct-2021	$17,131	$25,894	$19,141
Oct-2022	$17,111	$21,617	$17,087
Oct-2023	$17,232	$23,429	$15,391
Oct-2024	$21,030	$32,298	$20,280

Average Annual Total Returns

	1 Year	5 Years	10 Years
Foundry Partners Small Cap Value - I	22.04%	10.35%	7.72%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%
Russell 2000® Value Index	31.77%	8.42%	7.33%

The primary index was changed from Russell 2000 Value Index to Russell 3000 Total Return Index because the latter is a broader-based market index. The Russell 2000 Value Index is now used as a secondary benchmark, because the Adviser believes it represents the portion of the market in which the Fund invests.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$288,634,018
Number of Portfolio Holdings	79
Advisory Fee (net of waivers)	$2,331,039
Portfolio Turnover	144%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
23.8%
Financials
15.8%
Technology
10.3%
Energy
9.5%
Materials
8.7%
Health Care
8.6%
Consumer Discretionary
7.2%
Real Estate
7.1%
Utilities
6.9%
Money Market Funds
1.5%
Consumer Staples
0.7%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Consumer Staples	0.7%
Money Market Funds	1.5%
Utilities	6.9%
Real Estate	7.1%
Consumer Discretionary	7.2%
Health Care	8.6%
Materials	8.7%
Energy	9.5%
Technology	10.3%
Financials	15.8%
Industrials	23.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Belden, Inc.	2.6%
RingCentral, Inc., Class A	2.3%
Alamos Gold, Inc., Class A	2.3%
Enova International, Inc.	2.3%
Avista Corp.	2.2%
Pathward Financial Group, Inc.	2.1%
Hovnanian Enterprises, Inc.	2.1%
Cousins Properties, Inc.	2.1%
UGI Corp.	2.1%
International Bancshares Corp.	2.1%

Material Fund Changes

Effective March 1, 2024, Foundry Partners has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.25% for the Institutional Shares of the Fund’s average daily net assets through February 28, 2025. Prior to March 1, 2024, the Fund’s total annual operating expense were contractually limited to 0.99% for the Institutional Shares.

Foundry Partners Fundamental Small Cap Value Fund - Institutional (DRISX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/foundry/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-DRISX

Foundry Partners Fundamental Small Cap Value Fund

Investor Class (DRSVX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Foundry Partners Fundamental Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/foundry/. You can also request this information by contacting us at (800) 247-1014.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$141	1.27%

How did the Fund perform during the reporting period?

As we close the year ending October 31, 2024, we reflect on a period marked by both resilience and adjustment for the Foundry Partners Small Cap Value Fund Investor Class. The absolute return for the fund was 21.77%, which, while substantial, lagged the Russell 2000 Value benchmark's return of 31.77%. We remain positive about our positioning and opportunities as we move into 2025. The fund experienced some drag in the first two months, November and December of 2023, as we reshaped the portfolio to align with our outlook for 2024. This positioning paid off significantly in the first half of the year, where stock selection and sector allocations delivered strong alpha. However, from June to October, market dynamics shifted, leading us to give back much of the early gains. In July, we actively took advantage of our early success, harvesting gains and planting new seeds to position the portfolio for future growth.

Our sector allocations had a mixed impact on performance, reflecting broader economic trends and sector-specific dynamics:

• Energy- where we held an overweight position and the sector’s performance was notably volatile, ultimately detracting from our returns.

• Financials- where we maintained an underweight stance, our analysis indicated potential headwinds for this sector as we move into 2025, due to an anticipated increase in charge-offs.

• Health Care- negatively impacted the fund's performance due to earnings misses and poor results from drug trials. We remain selective and continue to prioritize quality over broader exposure.

Other sectors with moderate negative impacts included Industrials, Utilities, and Consumer Discretionary. Several other sectors such as Consumer Staples, Materials, Information Technology, Real Estate, and Communication Services provided gains that helped offset loses in our portfolio despite the broader market volatility. Looking forward, we are optimistic about 2025. Our strategy will balance caution with active portfolio management, keeping an eye on sectors where our analysis suggests growth potential while navigating those that present higher risks.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Foundry Partners Small Cap Value - Investor
Russell 3000® Total Return Index
Russell 2000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$32,298
$20,508
$20,280
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Foundry Partners Small Cap Value - Investor	Russell 3000® Total Return Index	Russell 2000® Value Index
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$10,021	$10,449	$9,712
Oct-2016	$10,846	$10,892	$10,568
Oct-2017	$13,198	$13,504	$13,190
Oct-2018	$12,403	$14,395	$13,112
Oct-2019	$12,686	$16,337	$13,534
Oct-2020	$10,761	$17,995	$11,650
Oct-2021	$16,836	$25,894	$19,141
Oct-2022	$16,769	$21,617	$17,087
Oct-2023	$16,841	$23,429	$15,391
Oct-2024	$20,508	$32,298	$20,280

Average Annual Total Returns

	1 Year	5 Years	10 Years
Foundry Partners Small Cap Value - Investor	21.77%	10.08%	7.45%
Russell 3000® Total Return Index	37.86%	14.60%	12.44%
Russell 2000® Value Index	31.77%	8.42%	7.33%

The primary index was changed from Russell 2000 Value Index to Russell 3000 Total Return Index because the latter is a broader-based market index. The Russell 2000 Value Index is now used as a secondary benchmark, because the Adviser believes it represents the portion of the market in which the Fund invests.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$288,634,018
Number of Portfolio Holdings	79
Advisory Fee (net of waivers)	$2,331,039
Portfolio Turnover	144%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Consumer Staples	0.7%
Money Market Funds	1.5%
Utilities	6.9%
Real Estate	7.1%
Consumer Discretionary	7.2%
Health Care	8.6%
Materials	8.7%
Energy	9.5%
Technology	10.3%
Financials	15.8%
Industrials	23.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Belden, Inc.	2.6%
RingCentral, Inc., Class A	2.3%
Alamos Gold, Inc., Class A	2.3%
Enova International, Inc.	2.3%
Avista Corp.	2.2%
Pathward Financial Group, Inc.	2.1%
Hovnanian Enterprises, Inc.	2.1%
Cousins Properties, Inc.	2.1%
UGI Corp.	2.1%
International Bancshares Corp.	2.1%

Material Fund Changes

Effective March 1, 2024, Foundry Partners has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.25% for the Investor Shares of the Fund’s average daily net assets through February 28, 2025. Prior to March 1, 2024, the Fund’s total annual operating expense were contractually limited to 0.99% for the Investor Shares.

Foundry Partners Fundamental Small Cap Value Fund - Investor (DRSVX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/foundry/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-DRSVX

Kovitz Core Equity ETF

(EQTY)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Kovitz Core Equity ETF (the "Fund") for the period of November 1, 2023 to October 31, 2024.  You can find additional information about the Fund at https://www.kovitz.com/eqty. You can also request this information by contacting us at (877) 714-2327.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kovitz Core Equity ETF	$116	0.99%

How did the Fund perform during the reporting period?

Economic factors were stable, healthy, and conducive to equity returns over the year ended October 31, 2024. For the period, the Fund achieved a total return of 33.68% while, in comparison, the Fund’s benchmark, the S&P500® Index (“S&P 500”), gained 38.02%.

Performance variability to the S&P500 is expected over shorter time periods given that the fund holds a concentrated number of stocks; in the period, the Fund held 50 names compared to differentiation of the Fund’s holdings to  the benchmark’s   approximately 500. Specific to returns by sector classification, the benchmark’s return contributions from its Information Technology and Health Care stocks was greater than the Fund’s to a degree that outweighed the Fund’s strong contributions from its Financial, Consumer Discretionary, and Communications Services holdings.  Our strategic intent is that the Fund will outperform the S&P500 over a full market cycle.

During the Fund’s fiscal year, we initiated new positions in Advanced Micro Device, Applied Materials, Fiserv, Oracle, and Universal Music Group . At the time of purchase, we anticipated good returns in these stocks over the next several years.

We exited Autodesk, Charter Communications, Johnson Controls, General Motors, Gildan Activewear, Lincoln Electric Holdings, Las Vegas Sands, Splunk, Spotify, and Texas Instruments . We also added to and trimmed from existing positions in order to improve the expected return of the aggregate portfolio.

Thank you for your continued support and trust in our ability to manage your investment in the fund.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Kovitz Core Equity ETF - NAV
S&P 500® Index
$60,000
$45,000
$30,000
$15,000
$0
$57,530
$42,912
12/27/11
10/31/12
10/31/13
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

	Kovitz Core Equity ETF - NAV	S&P 500® Index
12/27/11	$10,000	$10,000
10/31/12	$11,670	$11,362
10/31/13	$15,123	$14,450
10/31/14	$16,464	$16,945
10/31/15	$16,365	$17,826
10/31/16	$16,963	$18,630
10/31/17	$21,546	$23,033
10/31/18	$21,870	$24,725
10/31/19	$24,132	$28,267
10/31/20	$24,188	$31,012
10/31/21	$36,659	$44,320
10/31/22	$29,324	$37,844
10/31/23	$32,101	$41,683
10/31/24	$42,912	$57,530

Average Annual Total Returns

	1 Year	5 years	10 Years
Kovitz Core Equity ETF - NAV	33.68%	12.20%	10.05%
S&P 500® Index	38.02%	15.27%	13.00%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.8%
Materials	2.5%
Health Care	4.4%
Consumer Staples	8.2%
Industrials	11.5%
Consumer Discretionary	11.9%
Communications	12.5%
Technology	22.3%
Financials	22.9%

Fund Statistics

Net Assets	$1,159,467,482
Number of Portfolio Holdings	40
Advisory Fee	$10,273,760
Portfolio Turnover	25%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Kovitz Core Equity ETF - Fund (EQTY)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.kovitz.com/eqty ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-EQTY

SMI Dynamic Allocation Fund

 (SMIDX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about SMI Dynamic Allocation Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI Dynamic Allocation Fund	$144	1.31%

How did the Fund perform during the reporting period?

SMI’s Dynamic Asset Allocation (DAA) strategy (the sole strategy used in the SMI Dynamic Allocation Fund “SMIDX”) finished the 12-month period with a strong absolute gain of +19.16% This was a positive, yet somewhat surprising outcome, given that DAA has traditionally been a lower risk, lower reward type of strategy. Providing such strong absolute returns during a powerful bull market isn’t always expected. The S&P 500 Index posted gains of 38.02% during the fiscal year ended October, 31 2024.

SMIDX’s ranking within its Morningstar peer group was 50th percentile for the full year, 34th percentile for 2024 year-to-date (January-October) and 8th percentile for the final three months (August-October).

Largely responsible for DAA’s strong absolute performance was the impressive performance of U.S. stocks, coupled with an exceptionally strong year for gold. Gold exposure made up as much as a third of the SMIDX portfolio during the year and was at least 10% throughout most of 2024. Exceptional returns from real estate in August and September helped propel SMIDX’s relative performance late in the performance period.

In mid-July, SMIDX began utilizing an “enhanced” DAA approach that involved more positions (closer to 20) spread across the same range of asset classes as before. Perhaps the most significant change was the switch from only owning the top performing three of six broad asset classes, to now having some exposure to Stocks, Bonds, and Alternative classes all the time, with the relative weightings between those classes shifting. It’s less of an “all or nothing” approach at the individual asset class level, while retaining DAA’s appeal of emphasizing the specific performance attributes of each asset class during varying economic environments.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

SMI Dynamic Allocation Fund
S&P 500 Index
Weighted Index*
Bloomberg U.S. Aggregate Bond Index
$40,000
$30,000
$20,000
$10,000
$0
$33,950
$22,652
$13,341
$11,593
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	SMI Dynamic Allocation Fund	S&P 500 Index	Weighted Index*	Bloomberg U.S. Aggregate Bond Index
Oct-2014	$10,000	$10,000	$10,000	$10,000
Oct-2015	$9,548	$10,520	$10,413	$10,196
Oct-2016	$9,607	$10,994	$10,889	$10,641
Oct-2017	$10,363	$13,593	$12,422	$10,737
Oct-2018	$10,378	$14,591	$12,876	$10,517
Oct-2019	$10,998	$16,681	$14,632	$11,727
Oct-2020	$11,388	$18,301	$15,943	$12,453
Oct-2021	$13,458	$26,155	$19,772	$12,393
Oct-2022	$10,790	$22,334	$16,860	$10,450
Oct-2023	$11,196	$24,599	$17,915	$10,487
Oct-2024	$13,341	$33,950	$22,652	$11,593

Average Annual Total Returns

	1 Year	5 Years	10 Years
SMI Dynamic Allocation Fund	19.16%	3.94%	2.92%
S&P 500 Index	38.02%	15.27%	13.00%
Weighted Index*	26.44%	9.13%	8.52%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

The Weighted Index for the SMI Dynamic Allocation Fund is comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index.*

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$72,786,802
Number of Portfolio Holdings	28
Advisory Fee	$742,047
Portfolio Turnover	195%

What did the Fund invest in?

Sector Weighting (% of net assets)

Domestic Equity ETFs
48.16
Fixed Income Funds & ETFs
24.39
Gold Funds
11.96
Alternative Funds & ETFs
5.63
Real Estate ETFs
4.47
International ETFs
3.83
Money Markets, Cash & Cash Equivalents
1.02
Short Term Treasury ETFs
0.54

Value	Value
Short Term Treasury ETFs	0.54
Money Markets, Cash & Cash Equivalents	1.02
International ETFs	3.83
Real Estate ETFs	4.47
Alternative Funds & ETFs	5.63
Gold Funds	11.96
Fixed Income Funds & ETFs	24.39
Domestic Equity ETFs	48.16

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust, Series 1	21.6%
SPDR® S&P 500® ETF	20.3%
Sprott Physical Gold Trust	12.0%
iShares Core U.S. REIT ETF	4.1%
AQR Diversifying Strategies Fund, Class I	3.6%
Invesco BulletShares 2025 Corporate Bond ETF	3.5%
SPDR® S&P Dividend ETF	3.5%
Carillon Reams Core Plus Bond Fund, Class I	3.1%
Vanguard Intermediate-Term Bond ETF	3.1%
Vanguard Long-Term Bond ETF	3.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

SMI Dynamic Allocation Fund -  (SMIDX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/smi/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-SMIDX

SMI Multi-Strategy Fund

 (SMILX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about SMI Multi-Strategy Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI Multi-Strategy Fund	$144	1.30%

How did the Fund perform during the reporting period?

SMI’s Multi-Strategy Fund (“SMILX”) portfolio consists of the following strategies and strategy weightings: 50% Dynamic Asset Allocation (“DAA”), 40% Stock Upgrading, and 10% Sector Rotation. For the year ended October 31, 2024, the SMI Multi-Strategy Fund gained +21.65%, while the S&P 500 gained +38.02%. Its relative performance within its peer group improved as the performance period went along (86th percentile for the full year, 39th percentile 2024 YTD, 25th percentile last three months).

DAA finished the 12-month period with a strong absolute gain of +19.16%. Largely responsible for DAA’s strong absolute performance was the impressive performance of U.S. stocks, coupled with an exceptionally strong year for gold. Gold exposure made up as much as a third of the strategy during the year and was at least 10% throughout most of 2024. Exceptional returns from real estate in August and September helped DAA late in the performance period.

Stock Upgrading posted a strong absolute gain of +26.20% during the year ended October 31, 2024. As is often the case following a market pivot, it took a few months for Stock Upgrading’s portfolio to fully reflect the strong bull market that emerged out of last October’s lows, when some indexes like the Russell 2000 Index (small-company stocks) were setting new bear market lows. But as the portfolio turned over and got aligned with the new bull market trends, performance picked up considerably.

The sector rotation portion of SMILX had significant gains at various points during the year, but unfortunately ended the performance period up just +6.0%, a disappointing result given the much stronger gains of the broad stock market. The volatility and boom/bust nature of Sector Rotation will probably always be inherent to this strategy. However, the managers have made some key adjustments to the implementation of this strategy which they believe should help reduce its volatility while providing smoother, and ultimately better, long-term performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

SMI Multi-Strategy Fund
S&P 500 Index
Weighted Index*
Bloomberg U.S. Aggregate Bond Index
$40,000
$30,000
$20,000
$10,000
$0
$32,193
$21,737
$15,881
$11,352
Apr-2015
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	SMI Multi-Strategy Fund	S&P 500 Index	Weighted Index*	Bloomberg U.S. Aggregate Bond Index
Apr-2015	$10,000	$10,000	$10,000	$10,000
Oct-2015	$9,200	$9,975	$9,993	$9,984
Oct-2016	$9,333	$10,425	$10,450	$10,421
Oct-2017	$11,012	$12,889	$11,920	$10,515
Oct-2018	$11,051	$13,836	$12,356	$10,299
Oct-2019	$11,444	$15,818	$14,041	$11,484
Oct-2020	$12,006	$17,354	$15,299	$12,195
Oct-2021	$15,068	$24,801	$18,974	$12,136
Oct-2022	$13,065	$21,177	$16,179	$10,233
Oct-2023	$13,054	$23,325	$17,192	$10,269
Oct-2024	$15,881	$32,193	$21,737	$11,352

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 29, 2015)
SMI Multi-Strategy Fund	21.65%	6.77%	4.99%
S&P 500 Index	38.02%	15.27%	13.09%
Weighted Index*	26.44%	9.13%	8.47%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.34%

The Weighted Index for the SMI Multi-Strategy Fund is comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index.*

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$53,104,620
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$458,806
Portfolio Turnover	224%

What did the Fund invest in?

Sector Weighting (% of net assets)

Large Cap Funds & ETF's 27.84
DAA Domestic ETFs 24.29
Small Cap Funds & ETFs 12.29
DAA Fixed Income Funds & ETFs 12.27
Sector Funds & ETF's 9.84
DAA Gold Funds 5.76
DAA Alternative Funds & ETFs 2.96
DAA Real Estate ETF's 2.02
DAA International Funds & ETFs 1.87
DAA Short Term Treasury ETFs 0.43
Money Markets, Cash & Cash Equivalents 0.42
International Funds 0.01

Value	Value
International Funds	0.01
Money Markets, Cash & Cash Equivalents	0.42
DAA Short Term Treasury ETFs	0.43
DAA International Funds & ETFs	1.87
DAA Real Estate ETF's	2.02
DAA Alternative Funds & ETFs	2.96
DAA Gold Funds	5.76
Sector Funds & ETF's	9.84
DAA Fixed Income Funds & ETFs	12.27
Small Cap Funds & ETFs	12.29
DAA Domestic ETFs	24.29
Large Cap Funds & ETF's	27.84

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SMI 3Fourteen Full-Cycle Trend ETF	19.9%
Invesco QQQ Trust, Series 1	10.9%
SPDR® S&P 500® ETF	9.7%
Sprott Physical Gold Trust	5.8%
SPDR® S&P® Regional Banking ETF	5.4%
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class	4.6%
iShares Russell 2000 Growth ETF	3.7%
iShares Russell 1000 Growth ETF	3.7%
Invesco S&P 500 Momentum ETF	3.1%
SPDR® S&P Dividend ETF	2.3%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

SMI Multi-Strategy Fund -  (SMILX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/smi/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-SMILX

Sound Mind Investing Fund

 (SMIFX)

Annual Shareholder Report - October 31, 2024

Fund Overview

This annual shareholder report contains important information about Sound Mind Investing Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sound Mind Investing Fund	$138	1.22%

How did the Fund perform during the reporting period?

SMI’s Stock Upgrading strategy (the sole strategy used in the Sound Mind Investing Fund “SMIFX”) posted a strong absolute gain of +26.20% during the year ended October 31, 2024, while the S&P 500 Index posted gains of 38.02%. As is often the case following a market pivot, it took a few months for Stock Upgrading’s portfolio to fully reflect the strong bull market that emerged out of last October’s lows, when some indexes like the Russell 2000 Index (small-company stocks) were setting new bear market lows. But as the portfolio turned over and got aligned with the new bull market trends, performance picked up considerably. SMIFX’s 2024 year-to-date performance (through 10/31/24) ranked in the 17th percentile of its Morningstar peer group, showing that “improvement through the reporting period” dynamic.

In mid-July, SMIFX implemented an enhancement to the original Upgrading strategy and began allocating half of its Stock Upgrading exposure to a new ETF, the SMI 3Fourteen Full-Cycle Trend ETF (FCTE). The Full-Cycle Trend strategy is a trend-following approach to selecting Quality large-company U.S. stocks. Each month, this strategy uses proprietary screens to select the 100 highest quality stocks from within the S&P 500 Index, then uses trend-following and mean-reversion criteria to select the twenty stocks of that group exhibiting best combination of a strong long-term trend with a buyable short-term pullback. This approach has a strong performance record across the full market cycle (thus its name) and we’re enthusiastic about what the managers believe to be an improved way to achieve large company U.S. stock exposure with a portion of the Stock Upgrading portfolio.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Sound Mind Investing Fund
S&P 500 Index
SMI Custom Index*
$40,000
$30,000
$20,000
$10,000
$0
$33,950
$24,522
$20,223
Oct-2014
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	Sound Mind Investing Fund	S&P 500 Index	SMI Custom Index*
Oct-2014	$10,000	$10,000	$10,000
Oct-2015	$10,016	$10,520	$10,214
Oct-2016	$10,071	$10,994	$10,498
Oct-2017	$12,242	$13,593	$13,182
Oct-2018	$12,531	$14,591	$13,461
Oct-2019	$13,067	$16,681	$14,788
Oct-2020	$13,579	$18,301	$15,094
Oct-2021	$18,605	$26,155	$21,878
Oct-2022	$16,610	$22,334	$17,855
Oct-2023	$16,024	$24,599	$18,373
Oct-2024	$20,223	$33,950	$24,522

Average Annual Total Returns

	1 Year	5 Years	10 Years
Sound Mind Investing Fund	26.20%	9.13%	7.30%
S&P 500 Index	38.02%	15.27%	13.00%
SMI Custom Index*	33.47%	10.64%	9.38%

The SMI Custom Index for the Sound Mind Investing Fund is comprised of 20 Russell 1000® Value Index, 20% Russell 1000® Growth Index, 20% Russell 2000® Value Index, 20% Russell 2000® Growth Index and 20% MSCI EAFE Index.*

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$105,680,840
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$1,023,909
Portfolio Turnover	211%

What did the Fund invest in?

Sector Weighting (% of net assets)

Large Cap Funds & ETFs
70.26
Small Cap Funds & ETFs
29.35
Money Markets, Cash & Cash Equivalents
0.35
International Funds
0.04

Value	Value
International Funds	0.04
Money Markets, Cash & Cash Equivalents	0.35
Small Cap Funds & ETFs	29.35
Large Cap Funds & ETFs	70.26

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SMI 3Fourteen Full-Cycle Trend ETF	51.2%
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class	10.5%
iShares Russell 2000 Growth ETF	9.1%
Invesco S&P 500 Momentum ETF	8.2%
iShares Russell 1000 Growth ETF	7.8%
Hennessy Cornerstone Growth Fund, Institutional Class	4.8%
Alpha Architect U.S. Quantitative Momentum ETF	3.9%
Kinetics Internet Fund (The), No Load Class	3.1%
Kinetics Paradigm Fund, Institutional Class	1.1%
Fidelity Investments Money Market Government Portfolio, Institutional Class	0.4%

Material Fund Changes

No material changes occurred during the year ended October 31, 2024.

Sound Mind Investing Fund -  (SMIFX)

Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/smi/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103124-SMIFX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	The audit committee financial expert is Andrea N. Mullins, who is “independent” for purposes of this Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Sound Mind Investing Funds:	FY 2024	$48,300
	FY 2023	$45,000

Kovitz Core Equity ETF:	FY 2024	$15,600
	FY 2023	$14,500

Foundry Partners Small Cap
Value Fund:	FY 2024	$16,400
	FY 2023	$15,000

Dana Funds:	FY 2024	$48,600
	FY 2023	$45,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Sound Mind Investing Funds:	FY 2024	$9,000
	FY 2023	$9,000

Kovitz Core Equity ETF:	FY 2024	$3,000
	FY 2023	$3,000
Foundry Partners Small Cap
Value Fund:	FY 2024	$3,000
	FY 2023	$3,000

Dana Funds:	FY 2024	$9,000
	FY 2023	$9,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The audit committee consists of all the Independent Trustees.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

DANA LARGE CAP EQUITY FUND

DANA EPIPHANY SMALL CAP EQUITY FUND

DANA EPIPHANY EQUITY FUND

Financial Statements

October 31, 2024

Dana Investment Advisors, Inc.

20700 Swenson Drive, Suite 400

Waukesha, WI 53186

(855) 280-9648

www.danafunds.com

Dana Large Cap Equity Fund

Schedule of Investments

October 31, 2024

	Shares	Fair Value
COMMON STOCKS — 99.20%
Communications — 10.52%
Alphabet, Inc., Class A	16,600	$2,840,426
Meta Platforms, Inc., Class A	3,200	1,816,256
T-Mobile US, Inc.	5,000	1,115,800
Uber Technologies, Inc.(a)	15,000	1,080,750
Walt Disney Co. (The)	7,200	692,640
		7,545,872
Consumer Discretionary — 9.96%
Amazon.com, Inc.(a)	14,200	2,646,880
PulteGroup, Inc.	10,600	1,373,018
Restaurant Brands International, Inc.	16,400	1,140,620
Royal Caribbean Cruises Ltd.	5,000	1,031,750
TJX Cos., Inc. (The)	8,400	949,452
		7,141,720
Consumer Staples — 5.84%
Kimberly-Clark Corp.	7,700	1,033,186
Kroger Co. (The)	23,000	1,282,710
Mondelez International, Inc., Class A	5,400	369,792
Sysco Corp.	16,800	1,259,160
Walmart, Inc.	3,000	245,850
		4,190,698
Energy — 3.10%
Diamondback Energy, Inc.	4,500	795,465
Exxon Mobil Corp.	3,500	408,730
Marathon Petroleum Corp.	7,000	1,018,290
		2,222,485
Financials — 13.55%
American Express Co.	5,300	1,431,424
Bank of America Corp.	1,000	41,820
Bank of New York Mellon Corp. (The)	20,000	1,507,200
Interactive Brokers Group, Inc., Class A	10,200	1,556,316
JPMorgan Chase & Co.	5,200	1,153,984
Reinsurance Group of America, Inc.	6,300	1,329,804
Visa, Inc., Class A	4,600	1,333,310
Wells Fargo & Co.	21,000	1,363,320
		9,717,178
Health Care — 11.13%
AbbVie, Inc.	6,600	1,345,542
Boston Scientific Corp.(a)	16,000	1,344,320
Eli Lilly & Co.	1,260	1,045,472
IQVIA Holdings, Inc.(a)	4,400	905,608
McKesson Corp.	2,200	1,101,298
Merck & Co., Inc.	9,200	941,344
UnitedHealth Group, Inc.	2,300	1,298,350
		7,981,934
Industrials — 6.63%
Caterpillar, Inc.	3,400	1,279,080

See accompanying notes which are an integral part of these financial statements.

1

Dana Large Cap Equity Fund

Schedule of Investments (continued)

October 31, 2024

	Shares	Fair Value
COMMON STOCKS — 99.20% - continued
Industrials — 6.63% - continued
Delta Air Lines, Inc.	23,000	$1,316,060
Huntington Ingalls Industries, Inc.	4,200	776,832
Parker-Hannifin Corp.	2,180	1,382,273
		4,754,245
Materials — 2.18%
Graphic Packaging Holding Co.	28,000	791,280
Linde PLC	1,700	775,455
		1,566,735
Real Estate — 2.40%
Gaming and Leisure Properties, Inc.	17,100	858,249
Iron Mountain, Inc.	7,000	866,110
		1,724,359
Technology — 31.47%
Adobe, Inc.(a)	2,140	1,023,091
Apple, Inc.	21,200	4,789,292
Broadcom, Inc.	11,000	1,867,470
Dell Technologies, Inc., Class C	11,900	1,471,197
Micron Technology, Inc.	9,200	916,780
Microsoft Corp.	11,000	4,469,850
NVIDIA Corp.	36,000	4,779,360
Salesforce, Inc.	3,960	1,153,825
ServiceNow, Inc.(a)	1,200	1,119,588
Workday, Inc., Class A(a)	4,200	982,170
		22,572,623
Utilities — 2.42%
CenterPoint Energy, Inc.	28,400	838,652
NextEra Energy, Inc.	11,300	895,525
		1,734,177
Total Common Stocks (Cost $43,323,602)		71,152,026

MONEY MARKET FUNDS - 0.84%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.74%(b)	605,212	605,212
Total Money Market Funds (Cost $605,212)		605,212

Total Investments — 100.04% (Cost $43,928,814)		71,757,238
Liabilities in Excess of Other Assets — (0.04)%		(28,042)
NET ASSETS — 100.00%		$71,729,196

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2024.

See accompanying notes which are an integral part of these financial statements.

2

Dana Epiphany Small Cap Equity Fund

Schedule of Investments

October 31, 2024

	Shares	Fair Value
COMMON STOCKS — 99.02%
Communications — 1.42%
Magnite, Inc.(a)	36,268	$452,625

Consumer Discretionary — 10.04%
American Eagle Outfitters, Inc.	24,466	479,289
Bloomin’ Brands, Inc.	31,597	524,194
Boot Barn Holdings, Inc.(a)	4,152	517,132
GMS, Inc.(a)	6,308	567,026
Group 1 Automotive, Inc.	1,623	591,291
Modine Manufacturing Co.(a)	4,422	520,779
		3,199,711
Consumer Staples — 2.74%
e.l.f. Beauty, Inc.(a)	3,888	409,212
Simply Good Foods Co. (The)(a)	13,771	463,532
		872,744
Energy — 3.96%
Matador Resources Co.	9,030	470,554
SM Energy Co.	10,518	441,440
Weatherford International PLC	4,422	349,338
		1,261,332
Financials — 16.88%
Atlantic Union Bancshares Corp.	14,790	559,062
AXIS Capital Holdings Ltd.	7,622	596,497
Evercore, Inc., Class A	2,215	585,137
Pinnacle Financial Partners, Inc.	5,659	596,742
Primerica, Inc.	2,113	584,900
SouthState Corp.	6,139	598,737
Stifel Financial Corp.	5,590	579,236
Synovus Financial Corp.	12,704	633,548
Wintrust Financial Corp.	5,592	648,056
		5,381,915
Health Care — 17.47%
Alkermes PLC(a)	8,733	224,438
Axsome Therapeutics, Inc.(a)	6,518	580,298
Blueprint Medicines Corp.(a)	7,559	661,487
Cytokinetics, Inc.(a)	6,670	340,170
Denali Therapeutics, Inc.(a)	11,835	307,237
Ensign Group, Inc. (The)	4,097	634,994
Insmed, Inc.(a)	7,663	515,567
Lantheus Holdings, Inc.(a)	5,758	632,459
Madrigal Pharmaceuticals, Inc.(a)	1,599	414,685
Olema Pharmaceuticals, Inc.(a)	31,460	362,734
TG Therapeutics, Inc.(a)	12,267	307,411
TransMedics Group, Inc.(a)	7,176	588,216
		5,569,696
Industrials — 12.24%
Applied Industrial Technologies, Inc.	2,794	647,062
Cactus, Inc., Class A	7,756	459,853

See accompanying notes which are an integral part of these financial statements.

3

Dana Epiphany Small Cap Equity Fund

Schedule of Investments (continued)

October 31, 2024

	Shares	Fair Value
COMMON STOCKS — 99.02% - continued
Industrials — 12.24% - continued
Clean Harbors, Inc.(a)	2,542	$587,864
FTI Consulting, Inc.(a)	2,675	521,839
Hub Group, Inc., Class A	12,949	561,857
Installed Building Products, Inc.	2,420	524,898
Powell Industries, Inc.	2,341	596,908
		3,900,281
Materials — 6.21%
Advanced Drainage Systems, Inc.	3,706	555,455
Avient Corp.	10,230	476,821
Eagle Materials, Inc.	1,668	476,147
Element Solutions, Inc.	17,363	470,537
		1,978,960
Real Estate — 6.00%
Agree Realty Corp.	9,451	701,736
STAG Industrial, Inc.	15,508	578,138
Tanger Factory Outlet Centers, Inc.	19,033	632,467
		1,912,341
Technology — 19.17%
Axcelis Technologies, Inc.(a)	5,791	494,030
CSG Systems International, Inc.	11,587	540,070
ExlService Holdings, Inc.(a)	18,106	754,477
Fabrinet(a)	2,255	543,388
Harmonic, Inc.(a)	31,572	350,133
i3 Verticals, Inc., Class A(a)	24,497	563,186
PDF Solutions, Inc.(a)	17,649	499,820
PubMatic, Inc., Class A(a)	27,086	398,300
Semtech Corp.(a)	11,559	510,792
SPS Commerce, Inc.(a)	3,097	511,005
Tenable Holdings, Inc.(a)	11,184	442,998
Veeco Instruments, Inc.(a)	17,543	504,888
		6,113,087
Utilities — 2.89%
Chesapeake Utilities Corp.	3,741	448,134
Clearway Energy, Inc., Class C	16,666	472,981
		921,115
Total Common Stocks (Cost $25,841,496)		31,563,807

MONEY MARKET FUNDS - 0.98%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.74%(b)	313,177	313,177
Total Money Market Funds (Cost $313,177)		313,177

Total Investments — 100.00% (Cost $26,154,673)		31,876,984
Other Assets in Excess of Liabilities — 0.00%		1,001
NET ASSETS — 100.00%		$31,877,985

See accompanying notes which are an integral part of these financial statements.

4

Dana Epiphany Small Cap Equity Fund

Schedule of Investments (continued)

October 31, 2024

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2024.

See accompanying notes which are an integral part of these financial statements.

5

Dana Epiphany Equity Fund

Schedule of Investments

October 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.93%
Communications — 10.20%
Alphabet, Inc., Class A	11,400	$1,950,654
Alphabet, Inc., Class C	3,400	587,146
Magnite, Inc.(a)	53,000	661,440
Meta Platforms, Inc., Class A	2,800	1,589,224
T-Mobile US, Inc.	5,000	1,115,800
Uber Technologies, Inc.(a)	9,500	684,475
		6,588,739
Consumer Discretionary — 9.85%
Amazon.com, Inc.(a)	13,000	2,423,200
Autoliv, Inc.	9,200	854,496
Home Depot, Inc. (The)	1,600	630,000
PulteGroup, Inc.	9,400	1,217,582
Tapestry, Inc.	26,000	1,233,700
		6,358,978
Consumer Staples — 5.83%
Kimberly-Clark Corp.	8,800	1,180,784
Sysco Corp.	16,000	1,199,200
Wal-Mart Stores, Inc.	16,900	1,384,955
		3,764,939
Energy — 3.18%
Diamondback Energy, Inc.	5,900	1,042,943
Exxon Mobil Corp.	3,900	455,442
Weatherford International PLC	7,000	553,000
		2,051,385
Financials — 11.41%
American Express Co.	4,500	1,215,360
Bank of America Corp.	30,000	1,254,600
Bank of New York Mellon Corp. (The)	19,000	1,431,840
JPMorgan Chase & Co.	4,800	1,065,216
Reinsurance Group of America, Inc.	6,000	1,266,480
Visa, Inc., Class A	3,900	1,130,415
		7,363,911
Health Care — 10.70%
Boston Scientific Corp.(a)	15,500	1,302,310
Cigna Corp.	3,500	1,101,835
Elevance Health, Inc.	2,390	969,766
IQVIA Holdings, Inc.(a)	5,200	1,070,264
ResMed, Inc.	5,300	1,285,091
Zoetis, Inc., Class A	6,600	1,179,948
		6,909,214
Industrials — 7.47%
Clean Harbors, Inc.(a)	4,600	1,063,796
Howmet Aerospace Inc.	13,000	1,296,360
Johnson Controls International PLC	15,800	1,193,690
nVent Electric PLC	17,000	1,267,690
		4,821,536

See accompanying notes which are an integral part of these financial statements.

6

Dana Epiphany Equity Fund

Schedule of Investments (continued)

October 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.93% - continued
Materials — 2.11%
Graphic Packaging Holding Co.	24,000	$678,240
Linde PLC	1,500	684,225
		1,362,465
Real Estate — 2.36%
Iron Mountain, Inc.	6,600	816,618
STAG Industrial, Inc.	19,000	708,320
		1,524,938
Technology — 33.42%
Apple, Inc.	18,400	4,156,744
Broadcom, Inc.	8,000	1,358,160
Dell Technologies, Inc., Class C	9,800	1,211,574
Fiserv, Inc.(a)	6,600	1,306,140
Micron Technology, Inc.	10,800	1,076,220
Microsoft Corp.	9,600	3,900,960
NVIDIA Corp.	31,500	4,181,940
Qualcomm, Inc.	5,500	895,235
Salesforce, Inc.	4,300	1,252,891
ServiceNow, Inc.(a)	1,340	1,250,207
Workday, Inc., Class A(a)	4,200	982,170
		21,572,241
Utilities — 2.40%
NextEra Energy, Inc.	9,700	768,725
Portland General Electric Co.	16,500	782,100
		1,550,825
Total Common Stocks (Cost $49,834,288)		63,869,171

MONEY MARKET FUNDS - 1.09%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.74%(b)	706,293	706,293
Total Money Market Funds (Cost $706,293)		706,293

Total Investments — 100.02% (Cost $50,540,581)		64,575,464
Liabilities in Excess of Other Assets — (0.02)%		(11,058)
NET ASSETS — 100.00%		$64,564,406

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2024.

See accompanying notes which are an integral part of these financial statements.

7

Dana Funds

Statements of Assets and Liabilities

October 31, 2024

	Dana Large Cap Equity Fund	Dana Epiphany Small Cap Equity Fund	Dana Epiphany Equity Fund
Assets
Investments in securities at fair value (cost $43,928,814, $26,154,673 and $50,540,581) (Note 3)	$71,757,238	$31,876,984	$64,575,464
Receivable for fund shares sold	120	4,192	12,413
Dividends receivable	36,202	12,935	27,607
Prepaid expenses	20,758	16,259	11,490
Total Assets	71,814,318	31,910,370	64,626,974

Liabilities
Payable for fund shares redeemed	31,489	2,304	9,684
Payable to Adviser (Note 4)	25,159	7,127	26,702
Accrued Distribution (12b-1) fees (Note 4)	1,453	—	—
Payable to Administrator (Note 4)	8,717	7,777	8,848
Payable to trustees (Note 4)	2,561	2,561	2,561
Other accrued expenses	15,743	12,616	14,773
Total Liabilities	85,122	32,385	62,568
Net Assets	$71,729,196	$31,877,985	$64,564,406

Net Assets consist of:
Paid-in capital	$30,613,569	$24,772,000	$49,509,577
Accumulated earnings	41,115,627	7,105,985	15,054,829
Net Assets	$71,729,196	$31,877,985	$64,564,406
Institutional Class:
Net Assets	$64,988,158	$31,877,985	$64,564,406
Shares outstanding (unlimited number of shares authorized, no par value)	2,547,398	2,179,025	4,267,413
Net asset value, offering and redemption price per share (Note 2)	$25.51	$14.63	$15.13
Investor Class:
Net Assets	$6,741,038
Shares outstanding (unlimited number of shares authorized, no par value)	263,690
Net asset value, offering and redemption price per share (Note 2)	$25.56

See accompanying notes which are an integral part of these financial statements.

8

Dana Funds

Statements of Operations

For the Year Ended October 31, 2024

	Dana Large Cap Equity Fund	Dana Epiphany Small Cap Equity Fund	Dana Epiphany Equity Fund
Investment Income
Dividend income	$1,078,680	$310,390	$908,515
Total investment income	1,078,680	310,390	908,515

Expenses
Investment Adviser fees (Note 4)	508,444	218,986	417,049
Administration fees (Note 4)	48,278	35,629	40,144
Registration expenses	38,935	24,937	23,991
Fund accounting fees (Note 4)	34,496	28,320	28,320
Distribution (12b-1) fees, Investor Class (Note 4)	28,332	—	—
Transfer agent fees (Note 4)	26,054	22,316	28,753
Legal fees	19,836	19,829	19,836
Audit and tax preparation fees	18,249	18,249	18,249
Custodian fees	13,027	5,933	11,898
Trustee fees (Note 4)	11,612	11,612	11,612
Printing and postage expenses	9,566	7,806	10,683
Compliance service fees (Note 4)	7,195	7,195	7,195
Insurance expenses	4,440	3,811	4,134
Miscellaneous expenses	23,187	25,930	25,265
Total expenses	791,651	430,553	647,129
Fees contractually waived by Adviser (Note 4)	(182,241)	(153,069)	(101,548)
Net operating expenses	609,410	277,484	545,581
Net investment income	469,270	32,906	362,934

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	13,279,484	1,491,947	3,480,325
Net change in unrealized appreciation on investment securities	13,222,720	6,272,356	14,956,565
Net realized and change in unrealized gain on investments	26,502,204	7,764,303	18,436,890
Net increase in net assets resulting from operations	$26,971,474	$7,797,209	$18,799,824

See accompanying notes which are an integral part of these financial statements.

9

Dana Funds

Statements of Changes in Net Assets

	Dana Large Cap Equity Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$469,270	$1,138,143
Net realized gain on investment securities transactions	13,279,484	9,293,059
Net change in unrealized appreciation (depreciation) of investment securities	13,222,720	(3,532,624)
Net increase in net assets resulting from operations	26,971,474	6,898,578

Distributions to Shareholders from Earnings (Note 2)
Institutional Class	(7,484,373)	(7,243,857)
Investor Class	(2,215,598)	(1,715,762)
Total distributions	(9,699,971)	(8,959,619)

Capital Transactions – Institutional Class
Proceeds from shares sold	18,127,290	4,190,683
Reinvestment of distributions	4,682,358	4,106,603
Amount paid for shares redeemed	(34,352,949)	(26,796,119)
Total – Institutional Class	(11,543,301)	(18,498,833)

Capital Transactions – Investor Class
Proceeds from shares sold	75,938	191,295
Reinvestment of distributions	2,129,829	1,614,452
Amount paid for shares redeemed	(17,266,319)	(2,489,366)
Total – Investor Class	(15,060,552)	(683,619)
Net decrease in net assets resulting from capital transactions	(26,603,853)	(19,182,452)
Total Decrease in Net Assets	(9,332,350)	(21,243,493)

Net Assets
Beginning of year	81,061,546	102,305,039
End of year	$71,729,196	$81,061,546

Share Transactions – Institutional Class
Shares sold	785,277	196,733
Shares issued in reinvestment of distributions	221,305	207,383
Shares redeemed	(1,475,219)	(1,262,433)
Total – Institutional Class	(468,637)	(858,317)

Share Transactions – Investor Class
Shares sold	3,115	9,112
Shares issued in reinvestment of distributions	101,106	81,545
Shares redeemed	(750,832)	(117,715)
Total – Investor Class	(646,611)	(27,058)

See accompanying notes which are an integral part of these financial statements.

10

Dana Funds

Statements of Changes in Net Assets (continued)

	Dana Epiphany Small Cap Equity Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$32,906	$83,429
Net realized gain (loss) on investment securities transactions	1,491,947	(72,141)
Net change in unrealized appreciation (depreciation) of investment securities	6,272,356	(458,867)
Net increase (decrease) in net assets resulting from operations	7,797,209	(447,579)

Distributions to Shareholders from Earnings (Note 2)
Institutional Class	(67,727)	(1,212,675)
Total distributions	(67,727)	(1,212,675)

Capital Transactions – Institutional Class
Proceeds from shares sold	7,239,440	19,902,954
Reinvestment of distributions	66,663	1,202,030
Amount paid for shares redeemed	(6,420,324)	(9,640,065)
Total – Institutional Class	885,779	11,464,919
Net increase in net assets resulting from capital transactions	885,779	11,464,919
Total Increase in Net Assets	8,615,261	9,804,665

Net Assets
Beginning of year	23,262,724	13,458,059
End of year	$31,877,985	$23,262,724

Share Transactions – Institutional Class
Shares sold	522,372	1,680,428
Shares issued in reinvestment of distributions	4,860	110,815
Shares redeemed	(474,539)	(823,320)
Total – Institutional Class	52,693	967,923

See accompanying notes which are an integral part of these financial statements.

11

Dana Funds

Statements of Changes in Net Assets (continued)

	Dana Epiphany Equity Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$362,934	$574,318
Net realized gain (loss) on investment securities transactions	3,480,325	(1,318,786)
Net change in unrealized appreciation of investment securities	14,956,565	619,220
Net increase (decrease) in net assets resulting from operations	18,799,824	(125,248)

Distributions to Shareholders from Earnings (Note 2)
Institutional Class	(404,951)	(576,674)
Total distributions	(404,951)	(576,674)

Capital Transactions – Institutional Class
Proceeds from shares sold	10,017,487	15,996,248
Reinvestment of distributions	392,341	571,181
Amount paid for shares redeemed	(23,816,024)	(29,280,915)
Total – Institutional Class	(13,406,196)	(12,713,486)
Net decrease in net assets resulting from capital transactions	(13,406,196)	(12,713,486)
Total Increase (Decrease) in Net Assets	4,988,677	(13,415,408)

Net Assets
Beginning of year	59,575,729	72,991,137
End of year	$64,564,406	$59,575,729

Share Transactions – Institutional Class
Shares sold	709,982	1,330,401
Shares issued in reinvestment of distributions	28,462	48,598
Shares redeemed	(1,735,987)	(2,453,902)
Total – Institutional Class	(997,543)	(1,074,903)

See accompanying notes which are an integral part of these financial statements.

12

Dana Large Cap Equity Fund – Institutional Class

Financial Highlights

(For a share oustanding during each year)

	For the Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of year	$20.64	$21.26	$29.20	$21.25	$22.69

Investment operations:
Net investment income	0.16	0.27	0.28	0.17	0.23
Net realized and unrealized gain (loss) on investments	7.40	1.01	(4.60)	8.39	0.86
Total from investment operations	7.56	1.28	(4.32)	8.56	1.09

Less distributions to shareholders from:
Net investment income	(0.18)	(0.28)	(0.25)	(0.17)	(0.23)
Net realized gains	(2.51)	(1.62)	(3.37)	(0.44)	(2.30)
Total distributions	(2.69)	(1.90)	(3.62)	(0.61)	(2.53)

Net asset value, end of year	$25.51	$20.64	$21.26	$29.20	$21.25

Total Return(a)	39.37%	6.44%	(17.16)%	40.89%	4.65%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$64,988	$62,265	$82,373	$115,544	$91,379
Before waiver
Ratio of expenses to average net assets	0.98%	0.91%	0.87%	0.86%	0.91%
After waiver
Ratio of expenses to average net assets	0.75%	0.73%	0.73%	0.73%	0.73%
Ratio of net investment income to average net assets	0.63%	1.21%	1.14%	0.65%	1.10%
Portfolio turnover rate(b)	12%	55%	38%	30%	57%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

13

Dana Large Cap Equity Fund – Investor Class

Financial Highlights

(For a share oustanding during each year)

	For the Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of year	$20.65	$21.26	$29.20	$21.26	$22.69

Investment operations:
Net investment income	0.15	0.20	0.22	0.10	0.18
Net realized and unrealized gain (loss) on investments	7.35	1.03	(4.60)	8.39	0.87
Total from investment operations	7.50	1.23	(4.38)	8.49	1.05

Less distributions to shareholders from:
Net investment income	(0.08)	(0.22)	(0.19)	(0.11)	(0.18)
Net realized gains	(2.51)	(1.62)	(3.37)	(0.44)	(2.30)
Total distributions	(2.59)	(1.84)	(3.56)	(0.55)	(2.48)

Net asset value, end of year	$25.56	$20.65	$21.26	$29.20	$21.26

Total Return(a)	38.97%	6.22%	(17.38)%	40.48%	4.43%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$6,741	$18,797	$19,932	$26,537	$24,615
Before waiver
Ratio of expenses to average net assets	1.22%	1.16%	1.12%	1.11%	1.16%
After waiver
Ratio of expenses to average net assets	0.99%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets	0.43%	0.95%	0.89%	0.40%	0.85%
Portfolio turnover rate(b)	12%	55%	38%	30%	57%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

14

Dana Epiphany Small Cap Equity Fund – Institutional Class

Financial Highlights

(For a share oustanding during each year)

	For the Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of year	$10.94	$11.62	$15.91	$9.82	$10.24

Investment operations:
Net investment income (loss)	0.01	0.04	0.01	(0.03)	0.01
Net realized and unrealized gain (loss) on investments	3.71	(0.14)	(3.02)	6.12	(0.42)
Total from investment operations	3.72	(0.10)	(3.01)	6.09	(0.41)

Less distributions to shareholders from:
Net investment income	(0.03)	(0.04)	—	—	(0.01)
Net realized gains	—	(0.54)	(1.28)	—	—
Total distributions	(0.03)	(0.58)	(1.28)	—	(0.01)

Net asset value, end of year	$14.63	$10.94	$11.62	$15.91	$9.82

Total Return(a)	34.04%	(0.81)%	(20.59)%	62.02%	(4.04)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$31,878	$23,263	$13,458	$17,439	$9,861
Before waiver
Ratio of expenses to average net assets	1.47%	1.52%	1.95%	2.05%	2.58%
After waiver
Ratio of expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	0.11%	0.33%	0.06%	(0.24)%	0.02%
Portfolio turnover rate	47%	59%	82%	92%	88%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

15

Dana Epiphany Equity Fund – Institutional Class

Financial Highlights

(For a share oustanding during each year)

	For the Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of year	$11.32	$11.51	$13.97	$10.25	$11.58

Investment operations:
Net investment income	0.08	0.11	0.11	0.06	0.09
Net realized and unrealized gain (loss) on investments	3.82	(0.19)	(2.27)	3.87	0.47
Total from investment operations	3.90	(0.08)	(2.16)	3.93	0.56

Less distributions to shareholders from:
Net investment income	(0.09)	(0.11)	(0.11)	(0.06)	(0.10)
Net realized gains	—	—	(0.19)	(0.15)	(1.79)
Total distributions	(0.09)	(0.11)	(0.30)	(0.21)	(1.89)

Net asset value, end of year	$15.13	$11.32	$11.51	$13.97	$10.25

Total Return(a)	34.49%	(0.71)%	(15.76)%	38.70%	4.76%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$64,564	$59,576	$72,991	$67,557	$13,062
Before waiver
Ratio of expenses to average net assets	1.01%	0.98%	0.96%	1.12%	2.00%
After waiver
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	0.57%	0.90%	0.91%	0.57%	0.89%
Portfolio turnover rate	37%	60%	33%	18%	67%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

16

Dana Funds

Notes to the Financial Statements

October 31, 2024

NOTE 1. ORGANIZATION

The Dana Large Cap Equity Fund (the “Large Cap Fund”), the Dana Epiphany Small Cap Equity Fund (the “Small Cap Fund”) (formerly the Dana Epiphany ESG Small Cap Equity Fund), and the Dana Epiphany Equity Fund (the “Epiphany Equity Fund”) (formerly the Dana Epiphany ESG Equity Fund) (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (“Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Dana Investment Advisors, Inc. (the “Adviser”). Each Fund seeks long-term growth of capital.

The Large Cap Fund currently offers Investor Class shares and Institutional Class shares. The Small Cap Fund and Epiphany Equity Fund currently offer Institutional Class shares. The only difference between the classes is the Investor Class 12b-1 fee that is discussed in Note 4. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but are available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

17

Dana Funds

Notes to the Financial Statements (continued)

October 31, 2024

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal year ended October 31, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations when incurred. During the fiscal year ended October 31, 2024, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

18

Dana Funds

Notes to the Financial Statements (continued)

October 31, 2024

The Funds may hold Real Estate Investment Trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REIT’s underlying taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Dividends and Distributions – The Funds intend to distribute substantially all of their net investment income, if any, at least quarterly. The Funds intend to distribute their net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

For the fiscal year end of October 31, 2024, the Funds made the following reclassifications to increase (decrease) the components of net assets:

	Paid-In Capital	Accumulated Earnings (Deficit)
Large Cap Fund	$—	$—
Small Cap Fund	(10,839)	10,839
Epiphany Fund	—	—

Share Valuation – The NAV per share of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to

19

Dana Funds

Notes to the Financial Statements (continued)

October 31, 2024

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The

20

Dana Funds

Notes to the Financial Statements (continued)

October 31, 2024

Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

21

Dana Funds

Notes to the Financial Statements (continued)

October 31, 2024

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2024:

Large Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$71,152,026	$—	$—	$71,152,026
Money Market Funds	605,212	—	—	605,212
Total	$71,757,238	$—	$—	$71,757,238

Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$31,563,807	$—	$—	$31,563,807
Money Market Funds	313,177	—	—	313,177
Total	$31,876,984	$—	$—	$31,876,984

Epiphany Equity Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$63,869,171	$—	$—	$63,869,171
Money Market Funds	706,293	—	—	706,293
Total	$64,575,464	$—	$—	$64,575,464

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement for each Fund, manages the Funds’ investments subject to oversight of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.65%, 0.75% and 0.65% of the average daily net assets of the Large Cap Fund, the Small Cap Fund and the Epiphany Equity Fund, respectively.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses through February 28, 2025, but only to the extent necessary so that the Funds’ net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “acquired fund fees and expenses”) do not exceed 0.75% of the average daily net assets of the Institutional Class and the Investor Class for the Large Cap Fund, 0.95% of the average daily net assets of the Institutional Class for the Small Cap Fund, and 0.85% of the average

22

Dana Funds

Notes to the Financial Statements (continued)

October 31, 2024

daily net assets of the Institutional Class for the Epiphany Equity Fund. Prior to March 1, 2024, the operating expense limit was 0.73% for the Large Cap Fund.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the applicable Fund within three years following the date in which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the waiver or expense reimbursement, and the expense limitation in effect at the time of the repayment. The expense limitation agreements may not be terminated except by mutual consent of the Adviser and the Board.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

	Large Cap	Small Cap	Epiphany
Recoverable Through	Fund	Fund	Equity Fund
October 31, 2025	$176,583	$153,559	$84,961
October 31, 2026	185,548	143,132	85,812
October 31, 2027	182,241	153,069	101,548

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

The officers of the Trust are members of management and/or employees of the Administrator or of NLCS and are not paid by the Trust for services to the Funds. Ultimus Fund Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Ultimus, acts as the distributor of the Funds’ shares. There were no payments made to the Distributor by the Funds for the fiscal year ended October 31, 2024.

The Trust, with respect to the Large Cap Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Large Cap Fund will pay the Distributor and any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating at a rate of 0.25% of the average daily net assets for the Investor Class shares in connection with the promotion and distribution of the Large Cap Fund’s shares or the provision of shareholder support services to shareholders, including, but not necessarily limited to, advertising,

23

Dana Funds

Notes to the Financial Statements (continued)

October 31, 2024

compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Investor Class shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Large Cap Fund or Distributor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Large Cap Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended October 31, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Large Cap Fund	$9,527,717	$45,478,225
Small Cap Fund	14,540,132	13,579,345
Epiphany Equity Fund	23,333,141	36,932,327

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended October 31, 2024.

NOTE 6. FEDERAL TAX INFORMATION

At October 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Large Cap Fund	Small Cap Fund	Epiphany Fund
Gross unrealized appreciation	$28,104,343	$6,700,582	$15,152,486
Gross unrealized depreciation	(304,406)	(994,498)	(1,130,902)
Net unrealized appreciation/(depreciation) on investments	27,799,937	5,706,084	14,021,584
Tax cost of investments	43,957,301	26,170,900	50,553,880

At October 31, 2024, the difference between book basis and tax basis unrealized appreciation for the Large Cap Fund, Small Cap Fund and Epiphany Equity Fund was attributable primarily to the tax deferral of losses on wash sales.

24

Dana Funds

Notes to the Financial Statements (continued)

October 31, 2024

The tax character of distributions paid for the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	Large Cap Fund		Small Cap Fund		Epiphany Fund
	2024	2023	2024	2023	2024	2023
Distributions paid from:
Ordinary income(a)	$551,947	$1,228,800	$43,745	$87,013	$404,951	$576,674
Long-term capital gains	9,148,024	7,730,819	23,982	1,125,662	—	—
Tax return of capital	—	—	—	—	—	—
Total	$9,699,971	$8,959,619	$67,727	$1,212,675	$404,951	$576,674

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap Fund	Small Cap Fund	Epiphany Fund
Undistributed ordinary income	$2,579,094	$—	$30,356
Undistributed long-term capital gains	10,736,596	1,399,901	1,002,889
Unrealized appreciation on investments	27,799,937	5,706,084	14,021,584
Total accumulated earnings	$41,115,627	$7,105,985	$15,054,829

Capital loss carryforwards are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the fiscal year ended October 31, 2024, the Small Cap Fund and Epiphany Fund utilized $3,954 and $2,439,473 of its capital loss carryforwards, respectively.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of October 31, 2024, the Large Cap Fund and Epiphany Equity Fund had 31.47% and 33.42% of the value of their net assets invested in stocks within the Technology sector, respectively.

25

Dana Funds

Notes to the Financial Statements (continued)

October 31, 2024

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

26

Report of Independent Registered Public Accounting Firm

To the Shareholders of Dana Funds and

Board of Trustees of Valued Advisers Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Dana Funds, comprising Dana Large Cap Equity Fund, Dana Epiphany Small Cap Equity Fund (formerly known as Dana Epiphany ESG Small Cap Equity Fund), and Dana Epiphany Equity Fund (formerly known as Dana Epiphany ESG Equity Fund) (the “Funds”), each a series of Valued Advisers Trust, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 24, 2024

27

Proxy Voting Results (Unaudited)

At a Special Shareholder Meeting at which a quorum was present, held on June 27, 2024, Fund shareholders of record as of the close of business on May 13, 2024 voted to approve the following proposal:

Proposal 1: To elect the following individuals to serve on the Board of Trustees of the Trust:

Martin A. Burns

Susan J. Templeton

	Shares Voted in Favor*	Shares Voted Against or Abstain*	Shares Needed to Approve*
Martin A. Burns	82,650,826	53,513	Plurality
	(99.94%)	(0.06%)	(greater than 50%)
Susan J. Templeton	82,570,073	134,262	Plurality
	(99.84%)	(0.16%)	(greater than 50%)

*	as a percentage of the total voting securities of the Fund voted at the meeting at which a quorum was present.

28

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

	Large Cap Fund	Small Cap Fund	Epiphany Fund
Qualified Dividend Income	49%	100%	100%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

	Large Cap Fund	Small Cap Fund	Epiphany Fund
Qualified Business Income	0%	0%	0%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2024 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

	Large Cap Fund	Small Cap Fund	Epiphany Fund
Dividends Received Deduction	48%	100%	100%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

	Large Cap Fund	Small Cap Fund	Epiphany Fund
Long-Term Capital Gains Distributions	$9,148,024	$23,982	$—

29

Investment Advisory Agreement Approval (Unaudited)

At a meeting held on May 29-30, 2024, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreements (the “Dana Agreements”) between Valued Advisers Trust (the “Trust”) and Dana Investment Advisors, Inc. (“Dana”) with respect to the Dana Large Cap Equity Fund (the “Large Cap Fund”), the Dana Epiphany Small Cap Equity Fund (the “Small Cap Fund”), and the Dana Epiphany Equity Fund (the “Equity Fund”) (collectively, the “Dana Funds”). Dana provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities, including the factors to be considered, and the application of those factors to Dana. In assessing the factors and reaching its decision, the Board took into consideration information furnished by Dana and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the annual renewal process, including information presented at the meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the Dana Agreements, including: (i) reports regarding the services and support provided to the Dana Funds by Dana; (ii) quarterly assessments of the investment performance of the Dana Funds by personnel of Dana; (iii) commentary on the reasons for the performance; (iv) presentations by Dana addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Dana Funds and Dana; (vi) disclosure information contained in the Trust’s registration statement and Dana’s Form ADV; and (vii) a memorandum from counsel, that summarized the fiduciary duties and responsibilities of the Board in considering and approving the Dana Agreements. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about Dana, including its financial information; a description of its personnel and services it provides to the Dana Funds; information on Dana’s investment advice and performance; summaries of Dana Fund expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the Dana Funds; and (c) the benefits to be realized by Dana from its relationship with the Dana Funds. The Board did not identify any particular information that was most relevant to its consideration of the Dana Agreements and each Trustee may have afforded different weight to the various factors.

1. The nature, extent, and quality of the services to be provided by Dana. The Board considered Dana’s responsibilities under the Dana Agreements. The Trustees considered the services being provided by Dana to the Dana Funds including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities), its process for formulating investment recommendations and assuring compliance with the Dana Funds’ investment objectives and limitations, its coordination of services for the Dana Funds among their service providers, and its efforts to promote the Dana Funds and grow their assets. The Trustees considered Dana’s continuity of, and commitment to retain, qualified personnel and Dana’s commitment to maintain and enhance its resources and systems, the commitment of Dana’s personnel to finding alternatives and options that allow the Dana Funds to maintain their goals, and Dana’s continued cooperation with the Board and counsel for the Dana Funds. The Trustees considered Dana’s personnel, including their education and experience. After considering the foregoing information and further information in the Meeting materials provided by Dana, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by Dana were satisfactory and adequate for the Dana Funds.

30

Investment Advisory Agreement Approval (Unaudited) (continued)

2. Investment Performance of the Dana Funds and Dana. The Trustees compared the performance of each of the Dana Funds with the performance of funds in a peer group with similar objectives managed by other investment advisers, with aggregated Morningstar category data, and with the performance of each of the Dana Funds’ benchmark. The Trustees also considered the consistency of Dana’s management of the Dana Funds with their investment objectives, strategies, and limitations. The Trustees noted that, as of March 31, 2024, the Large Cap Fund’s performance was above its peer group median for the one-year period and below the peer group median for the, three-year, five-year, and since inception periods. The Trustees noted that the Large Cap Fund’s performance was below that of its benchmark for all periods presented. When compared to other funds in its custom Morningstar category, the Trustees observed that the Large Cap Fund’s performance was above the average and median for the one-year and five-year periods, below the average and median for the three-year and ten-year periods, and below the median for the since inception period. The Trustees also considered the performance of Dana’s separate accounts that were managed in a manner similar to that of the Large Cap Fund and they noted that the performance of Dana’s composite was hgher, and that the reasons for the difference were reasonable. The Trustees considered the performance of the Small Cap Fund, and observed that, as of March 31, 2024, the Small Cap Fund performed above the median of its peer group for the one-year, three-year, and five-year periods, and below the median of its peer group for the since inception period. As compared to its benchmark, the Trustees noted that the Small Cap Fund underperformed for the one year, three-year, five-year, and since inception periods ended March 31, 2024. They also noted that the Small Cap Fund’s performance was above the average and median of its custom Morningstar category for the one-year, three-year, and five-year periods, and below the median for the since inception period. The Trustees also considered the performance of Dana’s separate accounts that were managed in a manner similar to that of the Small Cap Fund and they noted that the performance of the separate account composite was higher, and that the reasons for the difference were reasonable. The Trustees then considered the performance of the Equity Fund, noting that Dana began managing the Fund in December of 2018. For this reason, the Trustees focused their attention on the one-year, three-year, and five-year performance of the Equity Fund. They observed that, as of March 31, 2024, the Equity Fund performed below the average of its peer group for the one-year, three-year, and five-year periods. As compared to its benchmark, the Trustees noted that the Equity Fund underperformed for the one-year, three-year, and five-year periods. They also noted that the Equity Fund performed below its category average and median for the one-year, three-year periods, and five-year periods. The Trustees also considered the performance of Dana’s separate accounts that were managed in a manner similar to that of the Equity Fund and they noted that the performance of one of the separate account composites was higher, and that the other was lower, and that the reasons for the differences were reasonable. The Trustees took into consideration discussions with representatives of Dana regarding the reasons for the performance of each of the Dana Funds. After reviewing and discussing these and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Dana Funds and Dana was satisfactory.

3. The costs of the services to be provided and profits to be realized by Dana from the relationship with the Dana Funds. The Trustees considered: (1) Dana’s financial condition; (2) the asset level of the Dana Funds; (3) the overall expenses of each of the Dana Funds; and (4) the nature and frequency of management fee payments. The Trustees reviewed information provided by Dana regarding its profits associated with managing each of the Dana Funds, noting that Dana is currently waiving a portion of its management fee and/or reimbursing other expenses with respect

31

Investment Advisory Agreement Approval (Unaudited) (continued)

to each of the Dana Funds. The Trustees also considered potential benefits for Dana in managing the Dana Funds. The Trustees then compared the fees and expenses of the Dana Funds (including the management fee) to other comparable mutual funds. The Trustees noted that the Large Cap Fund’s management fee was equal to the median and below the average of its peer group and above the average and median of its custom Morningstar category. The Trustees also noted that the Large Cap Fund’s net expense ratio for the Institutional Class was above the average and below the median of its peer group and above the median and average of its custom Morningstar category. With respect to the Small Cap Fund, the Trustees noted that the management fee was below the average and the median of its peer group and below the average and median of the custom Morningstar category. They also noted that the Small Cap Fund’s net expense ratio for the Institutional Class was above the average and below the median of its peer group and below the average and median of its custom Morningstar category. With respect to the Equity Fund, the Board noted that the management fee was above the average and the median of its peer group and above both the average and median of its custom Morningstar category. They also noted that the Equity Fund’s net expense ratio for the Institutional Class was above the average and equal to the median of its peer group and above both the average and the median of its custom Morningstar category. The Board also considered the fact that Dana contractually lowered the management fee for the Large Cap Fund and the Small Cap Fund in the past and had contractually agreed to limit expenses of each of the Dana Funds. The Board noted that the fees that Dana assesses for separate account clients that have strategies similar to that of each of the Dana Funds, respectively, could be comparable or lower and they expressed the view that the reasons for such differences were acceptable and reasonable. Based on the foregoing, the Board concluded that the fees to be paid to Dana by each of the Dana Funds and the profits to be realized by Dana, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Dana.

4. The extent to which economies of scale would be realized as the Dana Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Dana Funds’ investors. The Board considered the Dana Funds’ fee arrangements with Dana. The Board considered that while the management fee remained the same at all asset levels, the shareholders experienced benefits from each of the Dana Funds’ expense limitation arrangements. The Trustees noted that once the expenses fell below the cap set by each arrangement, the shareholders would continue to benefit from economies of scale under the Dana Funds’ arrangements with other service providers to the Dana Funds, and the Trustees attributed this benefit, in part, to the direct and indirect efforts of Dana at the inception of each of the Dana Funds to ensure that a cost structure was in place that was beneficial for the Dana Funds as they grew. In light of its ongoing consideration of the Dana Funds’ asset levels, expectations for growth in the Dana Funds, and fee levels, the Board determined that the Dana Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Dana.

5. Possible conflicts of interest and benefits to Dana. The Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Dana Funds; the basis of decisions to buy or sell securities for the Dana Funds and the substance and administration of Dana’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to Dana’s potential conflicts of interest. The Trustees noted that Dana may utilize soft dollars and the Trustees noted Dana’s policies and processes for managing the conflicts of interest that could arise from soft dollar arrangements. The

32

Investment Advisory Agreement Approval (Unaudited) (continued)

Trustees noted other potential benefits to Dana, including the fact that the Dana Funds provide an attractive vehicle for smaller accounts, which may increase the total assets under management by Dana and provide marginal cost efficiency. Based on the foregoing, the Board determined that the standards and practices of Dana relating to the identification and mitigation of potential conflicts of interest and the benefits to be realized by Dana in managing the Dana Funds were satisfactory.

After additional consideration of the factors discussed by counsel and further discussion among the Board members, the Board determined to approve the continuation of the Dana Agreements.

33

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (855) 280-9648 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Andrea N. Mullins, Chairperson	PUBLIC ACCOUNTING FIRM
Ira P. Cohen	Cohen & Company, Ltd.
Martin A. Burns	1350 Euclid Avenue, Suite 800
Susan J. Templeton	Cleveland, OH 44115

OFFICERS	LEGAL COUNSEL
Matthew J. Miller, Principal Executive Officer and President	DLA Piper LLP (US)
Zachary P. Richmond, Principal Financial Officer and Treasurer	One Atlantic Center
Michael Wittke, Chief Compliance Officer	1201 West Peachtree Street, Suite 2900
Carol J. Highsmith, Vice President and Secretary	Atlanta, GA 30309

INVESTMENT ADVISER	CUSTODIAN
Dana Investment Advisors, Inc.	Huntington National Bank
20700 Swenson Drive, Suite 400	41 South High Street
Waukesha, WI 53186	Columbus, OH 43215

DISTRIBUTOR	ADMINISTRATOR, TRANSFER
Ultimus Fund Distributors, LLC	AGENT AND FUND ACCOUNTANT
225 Pictoria Drive, Suite 450	Ultimus Fund Solutions, LLC
Cincinnati, OH 45246	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC,

Member FINRA/SIPC

Foundry Partners Small Cap Value Fund

Investor Class – DRSVX

Institutional Class – DRISX

Financial Statements

October 31, 2024

Foundry Funds

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(800) 247-1014

Foundry Partners Small Cap Value Fund

Schedule of Investments

October 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.60%
Consumer Discretionary — 7.16%
American Woodmark Corp.(a)	25,178	$2,283,896
Guess?, Inc.	82,801	1,406,789
Hovnanian Enterprises, Inc.(a)	34,999	6,161,223
Interface, Inc.	142,608	2,491,362
Masterbrand, Inc.(a)	167,732	3,012,467
Phinia, Inc.	113,894	5,305,183
		20,660,920
Consumer Staples — 0.75%
Quanex Building Products Corp.	74,460	2,163,808

Energy — 9.48%
Chord Energy Corp.	16,604	2,077,160
DNOW, Inc.(a)	203,944	2,412,658
EnerSys	25,561	2,475,838
MRC Global, Inc.(a)	209,039	2,562,818
Murphy Oil Corp.	121,235	3,816,478
Select Energy Services, Inc., Class A	360,018	3,816,190
SM Energy Co.	100,349	4,211,649
VAALCO Energy, Inc.	457,349	2,442,244
Veren, Inc.(a)	687,564	3,547,830
		27,362,865
Financials — 15.79%
Cathay General Bancorp	115,611	5,315,794
Enova International, Inc.(a)	75,736	6,582,216
Enterprise Financial Services Corp.	81,616	4,302,796
Fidelis Insurance Holdings Ltd.	185,851	3,207,788
Hancock Whitney Corp.	87,737	4,569,343
International Bancshares Corp.	99,053	6,067,986
Merchants Bancorp	51,249	1,893,138
OFG Bancorp	89,084	3,587,413
Pathward Financial Group, Inc.	87,117	6,164,398
StoneX Group, Inc.(a)	43,289	3,897,742
		45,588,614
Health Care — 8.64%
AdaptHealth Corp.(a)	474,243	4,879,961
Evolent Health, Inc., Class A(a)	127,012	2,965,730
Organon & Co.	250,868	4,711,301
Owens & Minor, Inc.(a)	111,913	1,422,414
Perrigo Co. PLC	170,235	4,363,123
Select Medical Holdings Corp.	146,656	4,704,724
SIGA Technologies, Inc.	260,553	1,881,193
		24,928,446
Industrials — 23.78%
ABM Industries, Inc.	47,571	2,524,118
Ardmore Shipping Corp.(a)	225,320	3,179,265
Belden, Inc.	66,843	7,611,413

See accompanying notes which are an integral part of these financial statements.

1

Foundry Partners Small Cap Value Fund

Schedule of Investments (continued)

October 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.60% - continued
Industrials — 23.78% - continued
Copa Holdings, S.A., Class A	28,623	$2,785,018
Costamare, Inc.	161,075	2,192,231
Covenant Logistics Group, Inc.	49,404	2,499,842
Euronav NV	256,084	3,562,128
Gates Industrial Corp. PLC(a)	151,955	2,940,329
Global Ship Lease, Inc.	93,936	2,240,374
H&E Equipment Services, Inc.	59,239	3,095,238
Healthcare Services Group, Inc.(a)	192,120	2,107,556
Herc Holdings, Inc.	19,256	4,027,200
Hyster-Yale Materials Handling, Inc., Class A	43,204	2,742,158
ManpowerGroup, Inc.	36,253	2,278,501
Oshkosh Corp.	24,185	2,472,674
Primoris Services Corp.	47,950	3,002,629
Resideo Technologies, Inc.(a)	138,011	2,714,676
REV Group, Inc.	85,866	2,275,449
SMART Global Holdings, Inc.(a)	227,562	3,424,808
Teekay Tankers Ltd., Class A(a)	66,370	3,164,522
Terex Corp.	46,063	2,381,918
Timken Co. (The)	31,093	2,580,719
Valmont Industries, Inc.	9,005	2,806,678
		68,609,444
Materials — 8.70%
Alamos Gold, Inc., Class A	327,541	6,609,778
Apogee Enterprises, Inc.	37,513	2,807,473
MDU Resources Group, Inc.	105,238	3,036,116
Minerals Technologies, Inc.	48,633	3,661,578
Orion Engineered Carbons SA	171,929	2,577,216
Pan American Silver Corp.	212,371	4,971,605
Worthington Steel, Inc.	37,984	1,452,508
		25,116,274
Real Estate — 7.11%
Apple Hospitality REIT, Inc.	298,541	4,409,451
Cousins Properties, Inc.	199,535	6,111,756
NexPoint Residential Trust, Inc.	95,484	3,976,909
Park Hotels & Resorts, Inc.	434,208	6,031,149
		20,529,265
Technology — 10.27%
Clear Secure, Inc.	85,125	3,130,898
Daktronics, Inc.(a)	210,498	2,742,789
Knowles Corp.(a)	192,708	3,337,703
Paysafe Ltd.(a)	161,031	3,420,298
Pegasystems, Inc.	68,618	5,451,014
RingCentral, Inc., Class A(a)	186,166	6,703,837
Western Union Co. (The)	451,306	4,856,053
		29,642,592

See accompanying notes which are an integral part of these financial statements.

2

Foundry Partners Small Cap Value Fund

Schedule of Investments (continued)

October 31, 2024

	Shares	Fair Value
COMMON STOCKS — 98.60% - continued
Utilities — 6.92%
Avista Corp.	172,313	$6,458,291
Northwest Natural Holding Co.	80,334	3,124,189
Portland General Electric Co.	90,927	4,309,940
UGI Corp.	254,268	6,079,548
		19,971,968
Total Common Stocks (Cost $285,130,588)		284,574,196

MONEY MARKET FUNDS - 1.46%
Federated Hermes Government Obligations Fund, Institutional Class, 4.72%(b)	4,219,581	4,219,581
Total Money Market Funds (Cost $4,219,581)		4,219,581

Total Investments — 100.06% (Cost $289,350,169)		288,793,777
Liabilities in Excess of Other Assets — (0.06)%		(159,759)
NET ASSETS — 100.00%		$288,634,018

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2024.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

3

Foundry Partners Small Cap Value Fund

Statement of Assets and Liabilities

October 31, 2024

Assets
Investments in securities at fair value (cost $289,350,169) (Note 3)	$288,793,777
Receivable for fund shares sold	163,423
Receivable for investments sold	82,345
Dividends receivable	158,643
Prepaid expenses	21,556
Total Assets	289,219,744

Liabilities
Payable for fund shares redeemed	90,723
Payable for investments purchased	229,859
Payable to Adviser (Note 4)	212,210
Accrued distribution (12b-1) fees	2,584
Payable to Administrator (Note 4)	23,410
Payable to trustees	2,561
Other accrued expenses	24,379
Total Liabilities	585,726
Net Assets	$288,634,018

Net Assets consist of:
Paid-in capital	$232,398,302
Accumulated earnings	56,235,716
Net Assets	$288,634,018
Investor Class:
Net Assets	$11,870,914
Shares outstanding	531,600
Net asset value, offering and redemption price per share (Note 2)	$22.33
Institutional Class:
Net Assets	$276,763,104
Shares outstanding	12,310,059
Net asset value, offering and redemption price per share (Note 2)	$22.48

See accompanying notes which are an integral part of these financial statements.

4

Foundry Partners Small Cap Value Fund

Statement of Operations

For the Year Ended October 31, 2024

Investment Income
Dividend income (net of foreign taxes withheld of $70,135)	$6,908,654
Total investment income	6,908,654

Expenses
Investment Adviser fees (Note 4)	2,364,782
Administration fees (Note 4)	181,675
Fund accounting fees (Note 4)	68,228
Registration expenses	49,751
Printing and postage expenses	41,064
Custodian fees	30,795
Distribution (12b-1), Investor Class	30,676
Transfer agent fees (Note 4)	26,055
Legal fees	25,602
Audit and tax preparation fees	18,749
Compliance service fees (Note 4)	16,793
Trustee fees	11,621
Insurance expenses	5,590
Miscellaneous expenses	44,956
Total expenses	2,916,337
Fees contractually waived by Adviser	(33,743)
Net operating expenses	2,882,594
Net investment income	4,026,060

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	53,912,577
Net realized loss on foreign currency transactions	(56)
Net change in unrealized depreciation of investment securities and foreign currency translations	(6,765,412)
Net realized and change in unrealized gain on investments	47,147,109
Net increase in net assets resulting from operations	$51,173,169

See accompanying notes which are an integral part of these financial statements.

5

Foundry Partners Small Cap Value Fund

Statements of Changes in Net Assets

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$4,026,060	$3,548,732
Net realized gain on investment securities transactions and foreign currency transactions	53,912,521	24,517,681
Net change in unrealized depreciation of investment securities and foreign currency translations	(6,765,412)	(25,792,835)
Net increase in net assets resulting from operations	51,173,169	2,273,578

Distributions to Shareholders From Earnings (Note 2)
Investor Class	(1,260,166)	(1,234,139)
Institutional Class	(26,331,059)	(24,191,148)
Total Distributions	(27,591,225)	(25,425,287)

Capital Transactions - Investor Class
Proceeds from shares sold	651,384	859,252
Reinvestment of distributions	1,242,862	1,216,320
Amount paid for shares redeemed	(2,188,675)	(1,823,827)
Total Capital Transactions - Investor Class	(294,429)	251,745

Capital Transactions - Institutional Class
Proceeds from shares sold	39,745,554	30,368,927
Reinvestment of distributions	25,583,546	23,535,633
Amount paid for shares redeemed	(32,534,020)	(47,039,458)
Total Capital Transactions - Institutional Class	32,795,080	6,865,102
Net increase in net assets resulting from capital transactions	32,500,651	7,116,847
Total Increase (Decrease) in Net Assets	56,082,595	(16,034,862)

Net Assets
Beginning of year	232,551,423	248,586,285
End of year	$288,634,018	$232,551,423

Share Transactions - Investor Class
Shares sold	29,324	40,338
Shares issued in reinvestment of distributions	57,460	60,938
Shares redeemed	(100,130)	(87,142)
Total Share Transactions - Investor Class	(13,346)	14,134

Share Transactions - Institutional Class
Shares sold	1,777,625	1,430,404
Shares issued in reinvestment of distributions	1,177,337	1,174,433
Shares redeemed	(1,458,983)	(2,186,910)
Total Share Transactions - Institutional Class	1,495,979	417,927

See accompanying notes which are an integral part of these financial statements.

6

Foundry Partners Small Cap Value Fund – Investor Class

Financial Highlights

(For a share oustanding during each year)

	For the Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of year	$20.35	$22.63	$26.16	$16.85	$20.55

Investment operations:
Net investment income	0.28	0.28	0.14	0.17	0.18
Net realized and unrealized gain (loss) on investments	4.07	(0.23)	(0.10)	9.30	(3.15)
Total from investment operations	4.35	0.05	0.04	9.47	(2.97)

Less distributions to shareholders from:
Net investment income	(0.22)	(0.17)	(0.13)	(0.16)	(0.26)
Net realized gains	(2.15)	(2.16)	(3.44)	—	(0.47)
Total distributions	(2.37)	(2.33)	(3.57)	(0.16)	(0.73)

Net asset value, end of year	$22.33	$20.35	$22.63	$26.16	$16.85

Total Return(a)	21.77%	0.43%	(0.40)%	56.45%	(15.17)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$11,871	$11,092	$12,010	$13,785	$12,443
Ratio of expenses to average net assets before waiver	1.29%	1.29%	1.28%	1.28%	1.32%
Ratio of expenses to average net assets after waiver	1.27%	1.25%	1.28%	1.28%	1.32%
Ratio of net investment income to average net assets	1.22%	1.26%	0.59%	0.56%	0.90%
Portfolio turnover rate(b)	143.89%	115.98%	54.76%	72.73%	60.56%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

7

Foundry Partners Small Cap Value Fund – Institutional Class

Financial Highlights

(For a share oustanding during each year)

	For the Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of year	$20.48	$22.76	$26.29	$16.94	$20.66

Investment operations:
Net investment income	0.32	0.33	0.21	0.18	0.21
Net realized and unrealized gain (loss) on investments	4.11	(0.22)	(0.10)	9.38	(3.14)
Total from investment operations	4.43	0.11	0.11	9.56	(2.93)

Less distributions to shareholders from:
Net investment income	(0.28)	(0.23)	(0.20)	(0.21)	(0.32)
Net realized gains	(2.15)	(2.16)	(3.44)	—	(0.47)
Total distributions	(2.43)	(2.39)	(3.64)	(0.21)	(0.79)

Net asset value, end of year	$22.48	$20.48	$22.76	$26.29	$16.94

Total Return(a)	22.04%	0.71%	(0.11)%	56.77%	(14.97)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$276,763	$221,460	$236,576	$268,989	$182,343
Ratio of expenses to average net assets before waiver	1.04%	1.04%	1.03%	1.03%	1.07%
Ratio of expenses to average net assets after waiver	1.03%	1.00%	1.03%	1.03%	1.07%
Ratio of net investment income to average net assets	1.46%	1.50%	0.84%	0.80%	1.16%
Portfolio turnover rate(b)	143.89%	115.98%	54.76%	72.73%	60.56%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

8

Foundry Partners Small Cap Value Fund

Notes to the Financial Statements

October 31, 2024

NOTE 1. ORGANIZATION

The Foundry Partners Small Cap Value Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Foundry Partners, LLC (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

The Fund currently offers Investor Class shares and Institutional Class shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but are available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

9

Foundry Partners Small Cap Value Fund

Notes to the Financial Statements (continued)

October 31, 2024

financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended October 31, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the fiscal year ended October 31, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund holds Real Estate Investment Trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REIT’s underlying taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received

10

Foundry Partners Small Cap Value Fund

Notes to the Financial Statements (continued)

October 31, 2024

from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

For the fiscal year ended October 31, 2024, the Fund made the following reclassifications to increase (decrease) the components of net assets:

Paid-In Capital	Accumulated Earnings (Deficit)
$(5,686)	$5,686

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from

11

Foundry Partners Small Cap Value Fund

Notes to the Financial Statements (continued)

October 31, 2024

sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

12

Foundry Partners Small Cap Value Fund

Notes to the Financial Statements (continued)

October 31, 2024

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$284,574,196	$—	$—	$284,574,196
Money Market Funds	4,219,581	—	—	4,219,581
Total	$288,793,777	$—	$—	$288,793,777

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

13

Foundry Partners Small Cap Value Fund

Notes to the Financial Statements (continued)

October 31, 2024

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the management agreement between the Trust and the Adviser for the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses through February 28, 2025, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest expense and dividends on securities sold short), taxes, distribution and service (12b-1) fees, extraordinary expenses, and any indirect expenses (such as fees and expenses of acquired funds), do not exceed an annual rate of 1.25% of the average daily net assets of the Fund. For the period January 1, 2023 through February 29, 2024, the Adviser contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, as described above, so that the Fund’s net expenses did not exceed an annual rate of 0.99%.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date in which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment, and the expense limitation that is in effect at the time of the fee waiver or expense reimbursement. The expense cap may not be terminated prior to its expiration date except by mutual consent of the Adviser and the Board. The amount subject to repayment by the Fund, pursuant to the aforementioned conditions is as follows:

Recoverable Through
October 31, 2025	$—
October 31, 2026	104,205
October 31, 2027	33,743

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”), to provide the Fund with administration, fund accounting and transfer agent services, including all regulatory reporting.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between

14

Foundry Partners Small Cap Value Fund

Notes to the Financial Statements (continued)

October 31, 2024

NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the fiscal year ended October 31, 2024.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor or any registered securities dealer, financial institution or any other person (a “Recipient”) a fee aggregating at a rate of 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel; the printing and mailing of prospectuses to other than current Fund shareholders; the printing and mailing of sales literature; and servicing shareholder accounts. The Fund or the Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended October 31, 2024, purchases and sales of investment securities, other than short-term investments, were $401,972,115 and $389,079,364, respectively.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended October 31, 2024.

15

Foundry Partners Small Cap Value Fund

Notes to the Financial Statements (continued)

October 31, 2024

NOTE 6. FEDERAL TAX INFORMATION

At October 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$17,700,006
Gross unrealized depreciation	(19,061,155)
Net unrealized depreciation on investments(a)	$(1,361,149)
Tax cost of investments	$290,154,926

(a)	The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash losses and return of capital adjustments.

The tax character of distributions paid for the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$3,137,370	$2,370,717
Long-term capital gains	24,453,855	23,054,570
Total taxable distributions	$27,591,225	$25,425,287
Total distributions paid	$27,591,225	$25,425,287

At October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$13,196,431
Undistributed long-term capital gains	44,400,434
Unrealized depreciation on investments	(1,361,149)
Total accumulated earnings	$56,235,716

NOTE 7. OTHER MATTERS

In April 2014, New York based fashion company The Jones Group went private through a leveraged buyout (the “LBO”). In connection with the LBO, Jones Group paid out roughly $1.2 billion to its shareholders to buy back its outstanding stock at $15 per share. Four years later, Nine West Holdings, the company that emerged from the LBO, filed for bankruptcy under Chapter 11. After Nine West’s Chapter 11 plan was confirmed, the Trustee of a Litigation Trust formed under the plan, together with the Indenture Trustee for certain notes issued by Jones Group/ Nine West, commenced a series of lawsuits against the former Jones Group shareholders who tendered their shares in the LBO, including the Fund. The plaintiffs in these suits seek to unwind the stock repurchase transactions that

16

Foundry Partners Small Cap Value Fund

Notes to the Financial Statements (continued)

October 31, 2024

were part of the LBO on the grounds that they constitute fraudulent conveyances under the Bankruptcy Code and state law and to recover the amounts paid to the former Jones Group shareholders. Plaintiffs allege that the Fund received $1,209,420 for its shares in the LBO and seek to claw back those funds as part of the lawsuit.

On August 27, 2020, the Southern District of New York dismissed all fraudulent conveyance and unjust enrichment claims with respect to the payments made to stockholders in connection with the LBO, including the payments made to the Fund, on the basis that the transaction qualified for protection under the safe harbor provided for in Section 546(e) of the Bankruptcy Code. As part of the ruling, all claims against the Fund were dismissed and judgment was entered in its favor. On November 27, 2023 the Court of Appeals for the Second Circuit affirmed the Southern District of New York’s dismissal of the fraudulent conveyance and unjust enrichment claims made to the Fund in connection with the LBO. The affirmation by the Court of Appeals for the Second Circuit is now final and unappealable.

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

17

Report of Independent Registered Public Accounting Firm

To the Shareholders of Foundry Partners Small Cap Value Fund and

Board of Trustees of Valued Advisers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Foundry Partners Small Cap Value Fund (the “Fund”), a series of Valued Advisers Trust, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2006.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 24, 2024

18

Proxy Voting Results (Unaudited)

At a Special Shareholder Meeting at which a quorum was present, held on June 27, 2024, Fund shareholders of record as of the close of business on May 13, 2024 voted to approve the following proposal:

Proposal 1: To elect the following individuals to serve on the Board of Trustees of the Trust:

Martin A. Burns

Susan J. Templeton

	Shares Voted in Favor*	Shares Voted Against or Abstain*	Shares Needed to Approve*
Martin A. Burns	82,650,826	53,513	Plurality
	(99.94%)	(0.06%)	(greater than 50%)
Susan J. Templeton	82,570,073	134,262	Plurality
	(99.84%)	(0.16%)	(greater than 50%)

*	as a percentage of the total voting securities of the Fund voted at the meeting at which a quorum was present.

19

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 90% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2024 ordinary income dividends, 90% qualifies for the corporate dividends received deduction.

For the year ended October 31, 2024, the Fund designated $24,453,855 as long-term capital gain distributions.

20

Investment Advisory Agreement Approval (Unaudited)

At a meeting held on May 29-30, 2024, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Foundry Agreement”) between Valued Advisers Trust (the “Trust”) and Foundry Partners, LLC (“Foundry”) with respect to the Foundry Partners Small Cap Value Fund (the “Foundry Fund”). Foundry provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities, including the factors to be considered, and the application of those factors to Foundry. In assessing the factors and reaching its decision, the Board took into consideration information furnished by Foundry and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the annual renewal process, including information presented at the meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the Foundry Agreement, including: (i) reports regarding the services and support provided to the Foundry Fund by Foundry; (ii) quarterly assessments of the investment performance of the Foundry Fund by personnel of Foundry; (iii) commentary on the reasons for the performance; (iv) presentations by Foundry addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Foundry Fund and Foundry; (vi) disclosure information contained in the Trust’s registration statement and Foundry’s Form ADV; and (vii) a memorandum from counsel, that summarized the fiduciary duties and responsibilities of the Board in considering and approving the Foundry Agreement. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about Foundry, including its financial information; a description of its personnel and services it provides to the Foundry Fund; information on Foundry’s investment advice and performance; summaries of Foundry Fund expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the Foundry Fund; and (c) the benefits to be realized by Foundry from its relationship with the Foundry Fund. The Board did not identify any particular information that was most relevant to its consideration of the Foundry Agreement and each Trustee may have afforded different weight to the various factors.

1. The nature, extent, and quality of the services to be provided by Foundry. The Board considered Foundry’s responsibilities under the Foundry Agreement. The Trustees considered the services being provided by Foundry to the Foundry Fund including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities), its process for formulating investment recommendations and assuring compliance with the Foundry Fund’s investment objectives and limitations, its coordination of services for the Foundry Fund among the Foundry Fund’s service providers, and its efforts to promote the Foundry Fund and grow its assets. The Trustees considered Foundry’s continuity of, and commitment to retain qualified personnel, commitment to maintain and enhance its resources and systems, and options that allow the Foundry Fund to maintain its goals, and Foundry’s continued cooperation with the Board and counsel for the Foundry Fund. The Trustees considered Foundry’s personnel, including their education and experience. After considering the foregoing information and further information in the Meeting materials provided by Foundry, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by Foundry were satisfactory and adequate for the Foundry Fund.

21

Investment Advisory Agreement Approval (Unaudited) (continued)

2. Investment Performance of the Foundry Fund and Foundry. The Trustees compared the performance of the Foundry Fund with the performance of funds in a peer group with similar objectives managed by other investment advisers, as well as with aggregated Morningstar category data, and with the performance of the Foundry Fund’s benchmark. The Trustees also considered the consistency of Foundry’s management of the Foundry Fund with its investment objectives, strategies, and limitations. The Trustees acknowledged that Foundry has served as adviser to the Foundry Fund only since June of 2016, but one portfolio manager has managed the portfolio since 2006 and the other since 2010. The Trustees noted that the Foundry Fund had outperformed as compared to its benchmark for the one-year, three-year, five-year and since inception periods ended March 31, 2024. They also noted that the Foundry Fund had outperformed as compared to the average and the median of its custom Morningstar category for the one-year, three-year, five-year, and ten-year periods ended March 31, 2024, and outperformed the category median for the period since inception of the Foundry Fund. In comparing the Foundry Fund’s performance to that of its custom peer group, the Board noted that the Foundry Fund performed above the median for the one-year, three-year, five-year, and since inception periods ended March 31, 2024. The Board reviewed the performance of Foundry in managing separate accounts with investment strategies similar to that of the Foundry Fund and observed that the Foundry Fund’s performance was higher. The Trustees took into consideration discussions with representatives of Foundry during the prior year regarding the reasons for the performance of the Foundry Fund. After further reviewing and discussing these and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Foundry Fund and Foundry was satisfactory.

3. The costs of the services to be provided and profits to be realized by Foundry from the relationship with the Foundry Fund. The Trustees considered: (1) Foundry’s financial condition; (2) the asset level of the Foundry Fund; (3) the overall expenses of the Foundry Fund; and (4) the nature and frequency of management fee payments. The Trustees reviewed information provided by Foundry regarding its profits associated with managing the Foundry Fund. The Trustees also considered potential benefits for Foundry in managing the Foundry Fund. The Trustees then compared the fees and expenses of the Foundry Fund (including the management fee) to other comparable mutual funds. The Trustees noted that the Foundry Fund’s management fee was higher than the average and the median of its peer group, and that the net expense ratio was higher than the peer group average and median. They considered the expense limitation arrangement and that the Foundry Fund’s net expense ratio is higher than the peer group average and median. They noted that the Foundry Fund’s management fee was higher than the average and median of funds in its custom Morningstar category, and that the Foundry Fund’s net expense ratio was also higher than the average and median. The Board noted that the fees that Foundry assesses for separate account clients that have strategies similar to that of the Foundry Fund could be comparable, higher, or lower and they expressed the view that the reasons for such differences were acceptable and reasonable. Based on the foregoing, the Board concluded that the fees to be paid to Foundry by the Foundry Fund and the profits to be realized by Foundry, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Foundry.

4. The extent to which economies of scale would be realized as the Foundry Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Foundry Fund’s investors. The Board considered the Foundry Fund’s fee arrangements with Foundry. The Board considered that while the management fee remained the same at all asset levels, the Foundry Fund’s

22

Investment Advisory Agreement Approval (Unaudited) (continued)

shareholders could experience benefits from the Foundry Fund’s expense limitation arrangement if asset levels fell and/or expenses increased. The Trustees considered the direct and indirect efforts of Foundry to ensure that a cost structure was in place that was beneficial for the Foundry Fund as it grew. In light of its ongoing consideration of the Foundry Fund’s asset and fees levels and expectations for growth, the Board determined that the Foundry Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Foundry.

5. Possible conflicts of interest and benefits to Foundry. In considering Foundry’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Foundry Fund; the basis of decisions to buy or sell securities for the Foundry Fund and/or Foundry’s other accounts; and the substance and administration of Foundry’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to Foundry’s potential conflicts of interest. The Trustees noted that Foundry may utilize soft dollars and the Trustees noted Foundry’s policies and processes for managing the conflicts of interest that could arise from soft dollar arrangements. The Trustees noted other potential benefits to Foundry, including the fact that the Foundry Fund could provide an attractive vehicle for smaller accounts, which may increase the total assets under management by Foundry. Based on the foregoing, the Board determined that the standards and practices of Foundry relating to the identification and mitigation of potential conflicts of interest and the benefits to be realized by Foundry in managing the Foundry Fund were satisfactory.

After additional consideration of the factors discussed by counsel and further discussion among the Board members, the Board determined to approve the continuation of the Foundry Agreement.

23

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 247-1014 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Andrea N. Mullins, Chairperson Ira P. Cohen Martin A. Burns Susan J. Templeton	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS
Matthew J. Miller, Principal Executive Officer and President
Zachary P. Richmond, Principal Financial Officer and Treasurer
Michael Wittke, Chief Compliance Officer
Carol J. Highsmith, Vice President and Secretary	LEGAL COUNSEL DLA Piper LLP (US) One Atlantic Center 1201 West Peachtree Street, Suite 2900 Atlanta, GA 30309

INVESTMENT ADVISER Foundry Partners, LLC 510 First Avenue North, Suite 601 Minneapolis, MN 55403	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Kovitz Core Equity ETF

Annual Financial Statements

October 31, 2024

Fund Adviser:

Kovitz Investment Group Partners, LLC

71 South Wacker Drive, Suite 1860

Chicago, IL 60606

Toll Free (877) 714-2327

Kovitz Core Equity ETF

Schedule of Investments

October 31, 2024

	Shares	Fair Value
COMMON STOCKS — 96.22%
Communications — 12.52%
Alphabet, Inc., Class A	33,540	$5,739,029
Alphabet, Inc., Class C	280,081	48,367,188
Meta Platforms, Inc., Class A	99,943	56,725,649
Universal Music Group NV - ADR	2,687,365	34,290,777
		145,122,643
Consumer Discretionary — 11.92%
Amazon.com, Inc.(a)	273,003	50,887,759
CarMax, Inc.(a)	515,612	37,319,997
Hasbro, Inc.	202,691	13,302,610
Lowe’s Companies, Inc.	140,067	36,673,743
		138,184,109
Consumer Staples — 8.23%
Diageo PLC - ADR	172,601	21,430,140
Dollar Tree, Inc.(a)	424,853	27,462,498
Philip Morris International, Inc.	350,705	46,538,554
		95,431,192
Financials — 22.90%
American Express Co.	125,426	33,875,054
Aon PLC, Class A	92,902	34,082,957
Berkshire Hathaway, Inc., Class B(a)	81,105	36,571,866
Charles Schwab Corp. (The)	700,510	49,617,123
Intercontinental Exchange, Inc.	260,354	40,581,378
JPMorgan Chase & Co.	127,430	28,279,266
Visa, Inc., Class A	146,644	42,504,763
		265,512,407
Health Care — 4.42%
Abbott Laboratories	6,033	683,961
Becton, Dickinson and Co.	210,199	49,100,385
Stryker Corp.	4,143	1,476,068
		51,260,414
Industrials — 11.50%
Equifax, Inc.	2,811	744,971
Graco, Inc.	13,416	1,092,733
Hayward Holdings, Inc.(a)	491,412	7,990,359
Jacobs Solutions, Inc.	305,232	42,909,515
Keysight Technologies, Inc.(a)	306,490	45,670,074
PACCAR, Inc.	325,925	33,987,459
Verisk Analytics, Inc.	3,395	932,675
		133,327,786
Materials — 2.46%
PPG Industries, Inc.	229,350	28,556,369

Technology — 22.27%
Advanced Micro Devices, Inc.(a)	81,160	11,692,721
Amentum Holdings, Inc.(a)	935,386	27,818,380
Analog Devices, Inc.	97,863	21,834,214
Apple, Inc.	99,497	22,477,367

See accompanying notes which are an integral part of these financial statements.

Kovitz Core Equity ETF

Schedule of Investments (continued)

October 31, 2024

	Shares	Fair Value
COMMON STOCKS — 96.22% - continued
Technology — 22.27% - continued
Applied Materials, Inc.	107,503	$19,520,395
Arista Networks, Inc.(a)	57,193	22,101,663
Fiserv, Inc.(a)	181,075	35,834,742
Microsoft Corp.	6,686	2,716,856
Motorola Solutions, Inc.	50,475	22,680,941
Oracle Corp.	190,068	31,901,013
Salesforce, Inc.	136,028	39,634,478
		258,212,770
Total Common Stocks/Investments — 96.22% (Cost $838,459,288)		1,115,607,690

Other Assets in Excess of Liabilities — 3.78%		43,859,792
NET ASSETS — 100.00%		$1,159,467,482

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Kovitz Core Equity ETF

Statement of Assets and Liabilities

October 31, 2024

Assets
Investments in securities at fair value (cost $838,459,288) (Note 3)	$1,115,607,690
Cash	44,063,149
Dividends and interest receivable	666,422
Tax reclaims receivable	45,530
Total Assets	1,160,382,791

Liabilities
Payable to Adviser (Note 4)	915,309
Total Liabilities	915,309
Net Assets	$1,159,467,482

Net Assets consist of:
Paid-in capital	$915,241,997
Accumulated earnings	244,225,485
Net Assets	$1,159,467,482
Shares outstanding (unlimited number of shares authorized, no par value)	49,798,196
Net asset value, offering and redemption price per share (Note 2)	$23.28

See accompanying notes which are an integral part of these financial statements.

Kovitz Core Equity ETF

Statement of Operations

For the year ended October 31, 2024

Investment Income
Dividend income (net of foreign taxes withheld of $111,124)	$12,327,822
Interest income	1,972,615
Total investment income	14,300,437

Expenses
Investment Adviser fees (Note 4)	10,273,760
Total expenses	10,273,760
Net operating expenses	10,273,760
Net investment income	4,026,677

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(22,282,740)
In-kind transactions	132,645,268

Net change in unrealized appreciation on:
Investment securities transactions	171,638,165
Net realized and change in unrealized gain on investments	282,000,693
Net increase in net assets resulting from operations	$286,027,370

See accompanying notes which are an integral part of these financial statements.

Kovitz Core Equity ETF

Statements of Changes in Net Assets

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$4,026,677	$1,853,454
Net realized gain on investment securities transactions	110,362,528	76,985,726
Net change in unrealized appreciation (depreciation) of investment securities	171,638,165	(24,690,545)
Net increase in net assets resulting from operations	286,027,370	54,148,635

Distributions to Shareholders from Earnings (Note 2)	(2,460,068)	(8,121,134)

Capital Transactions
Proceeds from shares sold	320,508,463	890,609,829
Reinvestment of distributions	—	7,301,870
Amount paid for shares redeemed	(276,777,154)	(188,345,915)
Net increase in net assets resulting from capital transactions	43,731,309	709,565,784
Total Increase in Net Assets	327,298,611	755,593,285

Net Assets
Beginning of year	832,168,871	76,575,586
End of year	$1,159,467,482	$832,168,871

Share Transactions
Shares sold	14,900,000	53,895,572
Shares issued in reinvestment of distributions	—	452,689
Shares redeemed	(12,750,000)	(11,017,397)
Net increase in shares outstanding	2,150,000	43,330,864

See accompanying notes which are an integral part of these financial statements.

Kovitz Core Equity ETF

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of year	$17.46	$17.74	$26.41	$17.94	$18.81

Investment operations:
Net investment income (loss)	0.08	0.06	(0.04)	(0.04)	0.03
Net realized and unrealized gain (loss) on investments	5.79	1.47	(4.44)	9.10	0.05
Total from investment operations	5.87	1.53	(4.48)	9.06	0.08

Less distributions to shareholders from:
Net investment income	(0.05)	(0.01)	—	— (a)	(0.17)
Net realized gains	—	(1.80)	(4.19)	(0.59)	(0.78)
Total distributions	(0.05)	(1.81)	(4.19)	(0.59)	(0.95)

Net asset value, end of year	$23.28	$17.46	$17.74	$26.41	$17.94
Market price, end of year	$23.25	$17.48	$—	$—	$—

Total Return(b)	33.68%	9.47%	(20.01)%	51.56%	0.23%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$1,159,467	$832,169	$76,576	$99,367	$77,665
Ratio of expenses to average net assets after expense waiver	0.99%	0.99%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets before expense waiver	0.99%	1.00%	1.30%	1.28%	1.34%
Ratio of net investment income (loss) to average net assets after expense waiver	0.39%	0.26%	(0.18)%	(0.17)%	0.15%
Portfolio turnover rate(c)	25%	20%	26%	20%	46%

(a)	Rounds to less than $0.005 per share.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Kovitz Core Equity ETF

Notes to the Financial Statements

October 31, 2024

NOTE 1. ORGANIZATION

The Kovitz Core Equity ETF (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Kovitz Investment Group Partners, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but are available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

October 31, 2024

income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended October 31, 2024, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the fiscal year ended October 31, 2024, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

October 31, 2024

of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

For the fiscal year ended October 31, 2024, the Fund made the following reclassifications to increase (decrease) the components of net assets:

Paid-In Capital	Accumulated Deficit
$132,643,134	$(132,643,134)

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

October 31, 2024

and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024:

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

October 31, 2024

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,115,607,690	$—	$—	$1,115,607,690
Total	$1,115,607,690	$—	$—	$1,115,607,690

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS

Under the terms of the management agreement, on behalf of the Fund, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Adviser under the Investment Advisory Agreement (also known as a “unitary advisory fee”), interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses (if any), litigation expenses and other extraordinary expenses. The Fund pays the Adviser a unitary advisory fee at an annual rate equal to 0.99% of the Fund’s average daily net assets. For the fiscal year ended October 31, 2024, the Adviser earned a fee of $10,273,760 from the Fund. At October 31, 2024, the Fund owed the Adviser $915,309.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Northern Lights Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended October 31, 2024, purchases and sales of investment securities, other than short-term investments and in-kind transactions, were $250,660,788 and $260,920,326, respectively.

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

October 31, 2024

For the fiscal year ended October 31, 2024, purchases and sales for in-kind transactions were $300,991,071 and $270,881,918, respectively.

For the fiscal year ended October 31, 2024, the Fund had in-kind net realized gains of $132,645,268.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the fiscal year ended October 31, 2024, the Fund received $23,400 and $0 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$300	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

October 31, 2024

NOTE 7. FEDERAL TAX INFORMATION

At October 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$297,476,770
Gross unrealized depreciation	(24,806,031)
Net unrealized appreciation on investments	$272,670,739
Tax cost of investments	$842,936,951

At October 31, 2024, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on organizational expense amortization and tax deferral of wash sales.

The tax character of distributions paid for the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income(a)	$2,460,068	$493,074
Long-term capital gains	—	7,628,060	(b)
Total distributions paid	$2,460,068	$8,121,134

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.
(b)	The Predecessor Fund distributed $7,628,060 of long-term capital gains prior to the Reorganization that took place on December 9, 2022.

At October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Long-Term Capital Gains	$2,671,545
Accumulated Capital and Other Losses	(31,116,799)
Unrealized Appreciation on Investments	272,670,739
Total Accumulated Earnings	$244,225,485

As of October 31, 2024, the Fund had short-term and long-term capital loss carryforwards of $7,528,657 and $23,587,613, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distrusting such gains to shareholders.

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

October 31, 2024

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Report of Independent Registered Public Accounting Firm

To the Shareholders of Kovitz Core Equity ETF and

Board of Trustees of Valued Advisers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Kovitz Core Equity ETF (the “Fund”), a series of Valued Advisers Trust, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 24, 2024

15

Proxy Voting Results (Unaudited)

At a Special Shareholder Meeting at which a quorum was present, reconvened on June 27, 2024, Fund shareholders of record as of the close of business on May 13, 2024 voted to approve the following proposal:

Proposal 1: To elect the following individuals to serve on the Board of Trustees of the Trust:

Martin A. Burns

Susan J. Templeton

	Shares Voted in Favor*	Shares Voted Against or Abstain*	Shares Needed to Approve*
Martin A. Burns	82,650,826	53,513	Plurality
	(99.94%)	(0.06%)	(greater than 50%)
Susan J. Templeton	82,570,073	134,262	Plurality
	(99.84%)	(0.16%)	(greater than 50%)

*	as a percentage of the total voting securities of the Fund voted at the meeting at which a quorum was present.

16

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2024 ordinary income dividends,100% qualifies for the corporate dividends received deduction.

17

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (877) 714-2327 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Andrea N. Mullins, Chairperson Ira P. Cohen Martin A. Burns Susan J. Templeton	PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS	LEGAL COUNSEL
Matthew J. Miller, Principal Executive Officer and President	DLA Piper LLP (US)
Zachary P. Richmond, Principal Financial Officer and Treasurer	One Atlantic Center
Michael Wittke, Chief Compliance Officer Carol J. Highsmith, Vice President and Secretary	1201 West Peachtree Street, Suite 2900 Atlanta, GA 30309

INVESTMENT ADVISER	CUSTODIAN AND TRANSFER AGENT
Kovitz Investment Group Partners, LLC 71 South Wacker Drive, Suite 1860 Chicago, IL 60606	Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

DISTRIBUTOR	ADMINISTRATOR AND FUND ACCOUNTANT
Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

SOUND MIND INVESTING FUND (SMIFX)

SMI DYNAMIC ALLOCATION FUND (SMIDX)

SMI MULTI-STRATEGY FUND (SMILX)

FINANCIAL STATEMENTS
October 31, 2024

Funds’ Adviser:

SMI Advisory Services, LLC

4400 Ray Boll Blvd.

Columbus, IN 47203

(877) 764-3863

(877) SMI-FUND

www.smifund.com

SOUND MIND INVESTING FUND

SCHEDULE OF INVESTMENTS

October 31, 2024

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 80.16%
Alpha Architect U.S. Quantitative Momentum ETF	64,800	$4,132,620
Invesco S&P 500 Momentum ETF	95,500	8,673,310
iShares Russell 1000 Growth ETF	21,890	8,185,984
iShares Russell 2000 Growth ETF	34,210	9,593,852
SMI 3Fourteen Full-Cycle Trend ETF(a)(b)	2,051,620	54,121,737
Total Exchange-Traded Funds (Cost $81,689,824)		84,707,503

MUTUAL FUNDS — 19.49%
AllianzGI NFJ Small-Cap Value Fund	162	2,626
Artisan International Small Cap Fund, Investor Class(c)	100	1,760
Artisan International Value Fund, Investor Class(c)	150	7,463
Artisan Mid Cap Value Fund, Investor Class	279	4,572
Champlain Small Company Fund, Institutional Class(c)	100	2,294
Columbia Acorn Fund, Institutional Class(c)	137	1,673
Delaware Ivy Large Cap Growth Fund, Class I(c)	89	3,488
DFA International Small Cap Value Portfolio, Institutional Class	100	2,273
DFA International Small Company Portfolio, Institutional Class	100	2,015
DFA U.S. Small Cap Value Portfolio, Institutional Class	100	4,790
Franklin Small Cap Value Fund, Advisor Class	100	6,365
Hartford International Opportunities Fund (The), Class Y	248	4,911
Hennessy Cornerstone Growth Fund, Institutional Class	135,725	5,027,271
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class(c)	396,228	11,082,498
Invesco Oppenheimer International Small-Mid Company Fund, Class Y	100	4,174
Janus Henderson Mid Cap Value Fund, Class T	200	3,460
Janus Henderson Venture Fund, Class T	100	8,489
JOHCM International Select Fund, Institutional Class	100	2,427
JPMorgan Mid Cap Value Fund, Institutional Class	100	4,106
JPMorgan Small Cap Equity Fund, Select Class	100	5,903
JPMorgan Small Cap Growth Fund, Class L	100	2,165
JPMorgan U.S. Research Enhanced Equity Fund, Institutional Class	100	4,463

See accompanying notes which are an integral part of these financial statements.

1

SOUND MIND INVESTING FUND

SCHEDULE OF INVESTMENTS

October 31, 2024 – (Continued)

	Shares	Fair Value
MUTUAL FUNDS — 19.49% - continued
Kinetics Internet Fund (The), No Load Class(c)	35,339	$3,262,893
Kinetics Paradigm Fund, Institutional Class(c)	7,797	1,099,649
Longleaf Partners Fund	150	3,762
Longleaf Partners Small-Cap Fund	100	2,749
Lord Abbett Developing Growth Fund, Inc., Institutional Class(c)	100	2,909
PRIMECAP Odyssey Aggressive Growth Fund	100	4,627
Prudential Jennison International Opportunities, Class Z(c)	185	5,842
Royce Premier Fund, Investment Class	300	3,567
T. Rowe Price International Discovery Fund, Investor Class	75	5,010
T. Rowe Price Mid-Cap Growth Fund, Investor Class	50	5,386
T. Rowe Price New Horizons Fund, Investor Class	100	5,835
T. Rowe Price Small-Cap Value Fund, Investor Class	100	5,710
Wasatch International Growth Fund, Investor Class(c)	150	3,704
Total Mutual Funds (Cost $17,380,009)		20,600,829

MONEY MARKET FUNDS — 0.43%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.74%(d)	459,322	459,322
Total Money Market Funds (Cost $459,322)		459,322

Total Investments — 100.08% (Cost $99,529,155)		105,767,654
Liabilities in Excess of Other Assets — (0.08)%		(86,814)
NET ASSETS — 100.00%		$105,680,840

(a)	Represents an investment greater than 25% of the Fund’s net assets. The performance of the Fund may be adversely impacted by concentrated investments in securities. As of October 31, 2024, the percentage of net assets invested in SMI 3Fourteen Full-Cycle Trend ETF was 51.21% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(b)	Affiliated company.
(c)	Non-income producing security.
(d)	Rate disclosed is the seven day effective yield as of October 31, 2024.

ETF - Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

2

SMI DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

October 31, 2024

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 78.99%
Invesco BulletShares 2024 Corporate Bond ETF	84,360	$1,782,527
Invesco BulletShares 2025 Corporate Bond ETF	124,380	2,565,960
Invesco BulletShares 2026 Corporate Bond ETF(a)	14,690	285,280
Invesco QQQ Trust, Series 1	32,540	15,744,478
iShares Core U.S. REIT ETF	50,260	3,005,548
iShares Europe ETF	12,550	689,874
iShares iBoxx $High Yield Corporate Bond ETF	12,790	1,012,201
iShares iBoxx $Investment Grade Corporate Bond ETF	19,500	2,125,305
iShares J.P. Morgan USD Emerging Markets Bond ETF	14,430	1,311,976
iShares MSCI Emerging Markets ex China ETF	10,730	631,997
iShares MSCI Global Metals & Mining Producers ETF(a)	19,040	764,266
iShares MSCI Japan ETF(a)	10,330	703,163
iShares Russell 2000 ETF	9,390	2,044,766
iShares TIPS Bond ETF	9,020	976,956
SPDR® Bloomberg 1-3 Month T-Bill ETF	4,260	391,068
SPDR® Bloomberg Barclays High Yield Bond ETF	10,440	1,005,372
SPDR® S&P 500® ETF	25,930	14,744,835
SPDR® S&P Dividend ETF(a)	18,230	2,519,021
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund(a)	25,550	503,580
Vanguard Intermediate-Term Bond ETF	29,590	2,245,880
Vanguard Long-Term Bond ETF	30,750	2,189,093
Vanguard Real Estate ETF	2,646	249,121
Vanguard Short-Term Bond ETF	10	776
Total Exchange-Traded Funds (Cost $51,876,089)		57,493,043

MUTUAL FUNDS — 8.03%
AQR Diversifying Strategies Fund, Class I(a)	215,211	2,629,882
AQR Risk-Balanced Commodities Strategy Fund, Class I(a)	108,773	961,554
Carillon Reams Core Plus Bond Fund, Class I(a)	75,653	2,250,669
Total Mutual Funds (Cost $5,904,168)		5,842,105

See accompanying notes which are an integral part of these financial statements.

3

SMI DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

October 31, 2024 – (Continued)

	Shares	Fair Value
CLOSED END FUNDS — 11.96%
Sprott Physical Gold Trust(a)	408,330	$8,705,596
Total Closed End Funds (Cost $6,641,201)		8,705,596

MONEY MARKET FUNDS — 1.12%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.74%(b)	817,330	817,330
Total Money Market Funds (Cost $817,330)		817,330

Total Investments — 100.10% (Cost $65,238,788)		72,858,074
Liabilities in Excess of Other Assets — (0.10)%		(71,272)
NET ASSETS — 100.00%		$72,786,802

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2024.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

4

SMI MULTI-STRATEGY FUND

SCHEDULE OF INVESTMENTS

October 31, 2024

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 79.03%
Alpha Architect U.S. Quantitative Momentum ETF	12,100	$771,678
Invesco BulletShares 2024 Corporate Bond ETF	20,990	443,519
Invesco BulletShares 2025 Corporate Bond ETF	44,780	923,811
Invesco BulletShares 2026 Corporate Bond ETF(a)	17,150	333,053
Invesco QQQ Trust, Series 1	11,980	5,796,523
Invesco S&P 500 Momentum ETF	18,110	1,644,750
iShares Europe ETF	4,550	250,114
iShares iBoxx $High Yield Corporate Bond ETF	9,400	743,916
iShares iBoxx $Investment Grade Corporate Bond ETF	7,230	787,998
iShares J.P. Morgan USD Emerging Markets Bond ETF	5,460	496,423
iShares MSCI Emerging Markets ex China ETF	3,890	229,121
iShares MSCI Global Metals & Mining Producers ETF(a)	6,530	262,114
iShares MSCI Japan ETF(a)	3,660	249,136
iShares Russell 1000 Growth ETF	5,190	1,940,852
iShares Russell 2000 ETF	3,400	740,384
iShares Russell 2000 Growth ETF	6,970	1,954,667
iShares TIPS Bond ETF	3,130	339,010
iShares U.S. Home Construction ETF	4,830	566,173
SMI 3Fourteen Full-Cycle Trend ETF(b)	401,400	10,588,931
SPDR® Bloomberg 1-3 Month T-Bill ETF	2,490	228,582
SPDR® S&P 500® ETF	9,090	5,168,938
SPDR® S&P Dividend ETF(a)	8,630	1,192,493
SPDR® S&P Homebuilders ETF	5,220	596,176
SPDR® S&P® Regional Banking ETF	48,400	2,853,180
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund(a)	8,760	172,656
Vanguard Intermediate-Term Bond ETF	10,840	822,757
Vanguard Long-Term Bond ETF	11,270	802,311
Vanguard Real Estate ETF	11,378	1,071,239
Total Exchange-Traded Funds (Cost $39,341,046)		41,970,505

See accompanying notes which are an integral part of these financial statements.

5

SMI MULTI-STRATEGY FUND

SCHEDULE OF INVESTMENTS

October 31, 2024 – (Continued)

	Shares	Fair Value
MUTUAL FUNDS — 14.79%
AQR Diversifying Strategies Fund, Class I(a)	84,821	$1,036,518
AQR Risk-Balanced Commodities Strategy Fund, Class I(a)	41,335	365,404
Carillon Reams Core Plus Bond Fund, Class I(a)	27,731	825,000
Fidelity Select Banking Portfolio, RETAIL(a)	20,302	630,784
Hennessy Cornerstone Growth Fund, Institutional Class	20,380	754,870
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class(a)	86,669	2,424,126
Invesco International Small-Mid Company Fund, Class Y(a)	100	4,174
Kinetics Internet Fund, No Load Class(a)	6,586	608,084
Kinetics Paradigm Fund, Institutional Class(a)	4,386	618,553
Lord Abbett Developing Growth Fund, Inc., Institutional Class(a)	100	2,909
ProFunds Utilities UltraSector ProFund, Investor Class(a)	7,709	580,573
Wasatch International Growth Fund, Investor Class(a)	100	2,469
Total Mutual Funds (Cost $7,090,016)		7,853,464

CLOSED END FUNDS — 5.76%
Sprott Physical Gold Trust(a)	143,530	3,060,060
Total Closed End Funds (Cost $2,400,596)		3,060,060

MONEY MARKET FUNDS — 0.57%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.74%(c)	300,960	300,960
Total Money Market Funds (Cost $300,960)		300,960

Total Investments — 100.15% (Cost $49,132,618)		53,184,989
Liabilities in Excess of Other Assets — (0.15)%		(80,369)
NET ASSETS — 100.00%		$53,104,620

(a)	Non-income producing security.
(b)	Affiliated company.
(c)	Rate disclosed is the seven day effective yield as of October 31, 2024.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

6

SMI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2024

	Sound Mind Investing Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Assets
Investments in securities at fair value (cost $46,457,110, $65,238,788 and $38,743,708) (Note 3)	$51,645,917	$72,858,074	$42,596,058
Investments in affiliates, at value (Cost $53,072,045, $—, and $10,388,910)	54,121,737	—	10,588,931
Receivable for fund shares sold	17	157	542
Dividends receivable	3,134	3,825	2,131
Prepaid expenses	16,157	7,534	5,901
Total Assets	105,786,962	72,869,590	53,193,563

Liabilities
Payable for fund shares redeemed	4,522	—	40,821
Payable to Adviser (Note 4)	78,136	62,520	29,327
Payable to Administrator (Note 4)	8,599	7,916	7,916
Payable to trustees	3,123	3,123	3,123
Other accrued expenses	11,742	9,229	7,756
Total Liabilities	106,122	82,788	88,943
Net Assets	$105,680,840	$72,786,802	$53,104,620

Net Assets consist of:
Paid-in capital	99,194,404	61,169,744	46,293,440
Accumulated earnings	6,486,436	11,617,058	6,811,180
Net Assets	$105,680,840	$72,786,802	$53,104,620
Shares outstanding (unlimited number of shares authorized, no par value)	10,729,900	5,680,443	4,913,003
Net asset value, offering and redemption price per share (Note 2)	$9.85	$12.81	$10.81

See accompanying notes which are an integral part of these financial statements.

7

SMI FUNDS

STATEMENTS OF OPERATIONS

For the year ended October 31, 2024

	Sound Mind Investing Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Investment Income
Dividend income	$828,318	$1,704,803	$762,930
Dividend income from affiliated investments	54,187	—	10,602
Total investment income	882,505	1,704,803	773,532

Expenses
Investment Adviser fees (Note 4)	1,050,669	742,047	473,869
Administration fees (Note 4)	34,902	31,645	31,645
Legal fees	31,982	31,982	31,982
Fund accounting fees (Note 4)	30,000	30,000	30,000
Registration fees	24,363	23,019	23,321
Printing and postage expenses	20,358	12,275	14,699
Audit and tax preparation fees	18,749	18,749	18,749
Transfer agent fees (Note 4)	16,280	15,000	15,000
Trustee fees (Note 4)	12,176	12,176	12,177
Compliance service fees (Note 4)	10,055	9,972	9,972
Custodian fees	6,453	4,975	4,349
Line of credit	6,123	4,415	3,088
Insurance expenses	4,489	4,318	4,051
Interest expense	2,276	1,434	809
Miscellaneous expenses	35,086	37,782	24,188
Total expenses	1,303,961	979,789	697,899
Fees contractually waived by Adviser	—	—	(9,693)
Fees voluntarily waived by Adviser	(26,760)	—	(5,370)
Net operating expenses	1,277,201	979,789	682,836
Net investment income (loss)	(394,696)	725,014	90,696

See accompanying notes which are an integral part of these financial statements.

8

SMI FUNDS

STATEMENTS OF OPERATIONS

For the year ended October 31, 2024 – (Continued)

	Sound Mind Investing Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Net Realized and Change in Unrealized Gain (Loss) on Investments
Long term capital gain dividends from investment companies	$865,214	$—	$188,142
Net realized gain on investment securities transactions	15,460,164	5,156,231	5,439,056
Net change in unrealized appreciation on affiliated investment securities	1,049,692	—	200,021
Net change in unrealized appreciation on investment securities	7,091,865	7,158,701	4,279,994
Net realized and change in unrealized gain on investments	24,466,935	12,314,932	10,107,213
Net increase in net assets resulting from operations	$24,072,239	$13,039,946	$10,197,909

See accompanying notes which are an integral part of these financial statements.

9

SOUND MIND INVESTING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(394,696)	$1,778,403
Long term capital gain dividends from investment companies	865,214	11,641
Net realized gain (loss) on investment securities transactions	15,460,164	(3,124,611)
Net change in unrealized appreciation (depreciation) of investment securities	8,141,557	(2,071,533)
Net increase (decrease) in net assets resulting from operations	24,072,239	(3,406,100)

Distributions to Shareholders from Earnings (Note 2)	(1,778,947)	(1,085,594)

Capital Transactions
Proceeds from shares sold	3,127,064	3,428,179
Reinvestment of distributions	1,752,876	1,071,473
Amount paid for shares redeemed	(19,106,009)	(16,805,939)
Net decrease in net assets resulting from capital transactions	(14,226,069)	(12,306,287)
Total Increase (Decrease) in Net Assets	8,067,223	(16,797,981)

Net Assets
Beginning of year	97,613,617	114,411,598
End of year	$105,680,840	$97,613,617

Share Transactions
Shares sold	336,775	408,088
Shares issued in reinvestment of distributions	204,775	129,405
Shares redeemed	(2,098,797)	(2,010,167)
Net decrease in shares outstanding	(1,557,247)	(1,472,674)

See accompanying notes which are an integral part of these financial statements.

10

SMI DYNAMIC ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$725,014	$421,366
Net realized gain (loss) on investment securities transactions	5,156,231	(1,118,811)
Net change in unrealized appreciation of investment securities	7,158,701	4,308,086
Net increase in net assets resulting from operations	13,039,946	3,610,641

Distributions to Shareholders from Earnings (Note 2)	(143,010)	—

Capital Transactions
Proceeds from shares sold	2,532,643	3,440,542
Reinvestment of distributions	141,364	—
Amount paid for shares redeemed	(17,554,713)	(18,029,514)
Net decrease in net assets resulting from capital transactions	(14,880,706)	(14,588,972)
Total Decrease in Net Assets	(1,983,770)	(10,978,331)

Net Assets
Beginning of year	74,770,572	85,748,903
End of year	$72,786,802	$74,770,572

Share Transactions
Shares sold	212,374	311,556
Shares issued in reinvestment of distributions	12,303	—
Shares redeemed	(1,486,652)	(1,632,297)
Net decrease in shares outstanding	(1,261,975)	(1,320,741)

See accompanying notes which are an integral part of these financial statements.

11

SMI MULTI-STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$90,696	$495,291
Long term capital gain dividends from investment companies	188,142	2,014
Net realized gain on investment securities transactions	5,439,056	19,839
Net change in unrealized appreciation (depreciation) of investment securities	4,480,015	(271,183)
Net increase in net assets resulting from operations	10,197,909	245,961

Distributions to Shareholders from Earnings (Note 2)	(445,150)	(203,162)

Capital Transactions
Proceeds from shares sold	5,685,251	6,308,900
Reinvestment of distributions	444,311	200,476
Amount paid for shares redeemed	(12,684,275)	(12,555,698)
Net decrease in net assets resulting from capital transactions	(6,554,713)	(6,046,322)
Total Increase (Decrease) in Net Assets	3,198,046	(6,003,523)

Net Assets
Beginning of year	49,906,574	55,910,097
End of year	$53,104,620	$49,906,574

Share Transactions
Shares sold	570,750	675,408
Shares issued in reinvestment of distributions	46,186	22,030
Shares redeemed	(1,271,324)	(1,341,782)
Net decrease in shares outstanding	(654,388)	(644,344)

See accompanying notes which are an integral part of these financial statements.

12

THIS PAGE INTENTIONALLY LEFT BLANK

SOUND MIND INVESTING FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each year)

For the Year Ended October 31, 2024
Selected Per Share Data:
Net asset value, beginning of year	$7.94

Income from investment operations:
Net investment income (loss)(a)	(0.03)
Net realized and unrealized gain (loss) on investments	2.09
Total from investment operations	2.06

Less distributions to shareholders from:
Net investment income	(0.15)
Net realized gains	—
Total distributions	(0.15)

Net asset value, end of year	$9.85

Total Return(b)	26.20%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$105,681
Ratio of expenses to average net assets after waiver(c)	1.22%
Ratio of expenses to average net assets excluding interest expenses(c)(d)	1.21%
Ratio of expenses to average net assets before waiver and reimbursement(c)	1.24%
Ratio of net investment income (loss) to average net assets(a)(c)	(0.38)%
Portfolio turnover rate	210.62%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(d)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

See accompanying notes which are an integral part of these financial statements.

SOUND MIND INVESTING FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each year) – (Continued)

For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020

$8.31	$13.66	$9.97	$9.64

0.15	0.55	(0.02)	(0.04)
(0.44)	(1.59)	3.71	0.42
(0.29)	(1.04)	3.69	0.38

(0.08)	(0.42)	—	(0.05)
—	(3.89)	—	—
(0.08)	(4.31)	—	(0.05)

$7.94	$8.31	$13.66	$9.97

(3.52)%	(10.72)%	37.01%	3.92%

$97,614	$114,412	$150,117	$124,775
1.21%	1.19%	1.17%	1.20%
1.20%	1.19%	1.16%	1.20%
1.21%	1.19%	1.17%	1.20%
1.62%	4.87%	(0.09)%	(0.38)%
205.91%	259.58%	300.02%	214.07%

See accompanying notes which are an integral part of these financial statements.

SMI DYNAMIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each year)

For the Year Ended October 31, 2024
Selected Per Share Data:
Net asset value, beginning of year	$10.77

Income from investment operations:
Net investment income(a)	0.13
Net realized and unrealized gain (loss) on investments	1.93
Total from investment operations	2.06

Less distributions to shareholders from:
Net investment income	(0.02)
Net realized gains	—
Total distributions	(0.02)

Net asset value, end of year	$12.81

Total Return(c)	19.16%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$72,787
Ratio of expenses to average net assets(d)	1.32%
Ratio of expenses to average net assets excluding interest expenses(d)(e)	1.31%
Ratio of net investment income (loss) to average net assets(a)(d)	0.98%
Portfolio turnover rate	194.72%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Rounds to less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(e)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

See accompanying notes which are an integral part of these financial statements.

SMI DYNAMIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each year) – (Continued)

For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020

$10.38	$13.97	$12.45	$12.17

0.05	— (b)	0.10	0.06
0.34	(2.55)	2.08	0.37
0.39	(2.55)	2.18	0.43

—	(0.06)	(0.09)	(0.15)
—	(0.98)	(0.57)	—
—	(1.04)	(0.66)	(0.15)

$10.77	$10.38	$13.97	$12.45

3.76%	(19.82)%	18.17%	3.55%

$74,771	$85,749	$119,964	$113,195
1.22%	1.20%	1.17%	1.19%
1.22%	1.19%	1.16%	1.19%
0.49%	(0.04)%	0.80%	0.44%
174.21%	317.28%	175.11%	275.33%

See accompanying notes which are an integral part of these financial statements.

SMI MULTI-STRATEGY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each year)

For the Year Ended October 31, 2024
Selected Per Share Data:
Net asset value, beginning of year	$8.96

Income from investment operations:
Net investment income(a)	0.01
Net realized and unrealized gain (loss) on investments	1.92
Total from investment operations	1.93

Less distributions to shareholders from:
Net investment income	(0.08)
Net realized gains	—
Total distributions	(0.08)

Net asset value, end of year	$10.81

Total Return(b)	21.65%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$53,105
Ratio of expenses to average net assets after waiver(c)	1.30%
Ratio of expenses to average net assets excluding interest expenses(c)(d)	1.29%
Ratio of expenses to average net assets before waiver and reimbursement(c)	1.33%
Ratio of net investment income to average net assets(a)(c)	0.17%
Portfolio turnover rate	224.23%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(d)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

See accompanying notes which are an integral part of these financial statements.

SMI MULTI-STRATEGY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each year) – (Continued)

For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020

$9.00	$12.36	$9.88	$9.46

0.08	0.25	0.04	0.01
(0.09)	(1.63)	2.48	0.45
(0.01)	(1.38)	2.52	0.46

(0.03)	(0.25)	(0.04)	(0.04)
—	(1.73)	—	—
(0.03)	(1.98)	(0.04)	(0.04)

$8.96	$9.00	$12.36	$9.88

(0.09)%	(13.29)%	25.51%	4.91%

$49,907	$55,910	$68,885	$56,291
1.21%	1.16%	1.16%	1.16%
1.20%	1.15%	1.15%	1.15%
1.22%	1.19%	1.14%	1.19%
0.90%	2.20%	0.35%	0.09%
196.14%	292.22%	231.35%	252.74%

See accompanying notes which are an integral part of these financial statements.

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2024

NOTE 1. ORGANIZATION

The Sound Mind Investing Fund (“SMI Fund”), SMI Dynamic Allocation Fund and SMI Multi-Strategy Fund (each a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940, as amended (“1940 Act”), as diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Funds is SMI Advisory Services, LLC (the “Adviser”). The SMI Fund seeks to provide long-term capital appreciation. The SMI Dynamic Allocation Fund and SMI Multi-Strategy Fund seek total return. Total return is composed of both income and capital appreciation.

Each of the Funds is a “fund-of-funds” in which each Fund may invest in other investment companies, including exchange-traded and closed-end funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2024 – (Continued)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – The Securities and Exchange Commission adopted rule and form amendments that have resulted in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but are available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal year ended October 31, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations when incurred. During the fiscal year ended October 31, 2024, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2024 – (Continued)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income and long-term capital gains dividends from investment companies are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds. For the fiscal year ended October 31, 2024, the Funds had the following classifications:

Fund	Paid-In Capital	Accumulated Earnings (Deficit)
SMI Fund	$—	$—
SMI Dynamic Allocation Fund	15,422	(15,422)
SMI Multi-Strategy Fund	—	—

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2024 – (Continued)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2024 – (Continued)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (Continued)

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including ETFs and closed-end funds, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange- traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2024 – (Continued)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (Continued)

pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

In accordance with the Trust’s valuation policies, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2024:

	Valuation Inputs
SMI Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$84,707,503	$—	$—	$84,707,503
Mutual Funds	20,600,829	—	—	20,600,829
Money Market Funds	459,322	—	—	459,322
Total	$105,767,654	$—	$—	$105,767,654

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2024 – (Continued)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (Continued)

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$57,493,043	$—	$—	$57,493,043
Mutual Funds	5,842,105	—	—	5,842,105
Closed End Funds	8,705,596	—	—	8,705,596
Money Market Funds	817,330	—	—	817,330
Total	$72,858,074	$—	$—	$72,858,074

	Valuation Inputs
SMI Multi-Strategy Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$41,970,505	$—	$—	$41,970,505
Mutual Funds	7,853,464	—	—	7,853,464
Closed End Funds	3,060,060	—	—	3,060,060
Money Market Funds	300,960	—	—	300,960
Total	$53,184,989	$—	$—	$53,184,989

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement with respect to each Fund (the “Advisory Agreements”), the Adviser is responsible for managing each Fund’s investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on the Fund’s average daily net assets as follows:

Fund Assets	SMI Fund Management Fee	SMI Dynamic Allocation Fund Management Fee	SMI Multi-Strategy Fund Management Fee
$1 – $100 million	1.00%	1.00%	0.90%
$100,000,001 – $250 million	1.00%	1.00%	0.80%
$250,000,001 to $500 million	0.90%	0.90%	0.70%
Over $500 million	0.80%	0.80%	0.60%

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2024 – (Continued)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (Continued)

The Adviser contractually has agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that each Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with GAAP, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.45% of the Fund’s average daily net assets with respect to the SMI Fund, 1.45% with respect to the SMI Dynamic Allocation Fund, and 1.30% with respect to the SMI Multi-Strategy Fund. The contractual arrangement for each Fund is in place through February 28, 2025.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the applicable Fund within the three years following the date in which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the fee waiver or expense reimbursement and the expense limitation at the time of the repayment.

As of October 31, 2024, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements from the SMI Multi-Strategy Fund as follows:

Recoverable through	Amount
October 31, 2025	$21,003
October 31, 2026	6,245
October 31, 2027	9,693

In addition to the expense limitations previously noted, effective September 1, 2024, the Adviser has agreed to a voluntary waiver of investment advisory fees in the amount of 0.15% of the SMI Fund’s average daily net assets and 0.06% of the SMI Multi-Strategy Fund’s average daily net assets. The Adviser is not entitled to the reimbursement of any fees voluntarily waived. During the period ended October 31, 2024, the Adviser voluntarily waived fees of $26,760 and $5,370 for the SMI Fund and SMI Multi-Strategy Fund, respectively.

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”), to provide the Funds with administration, fund accounting, and transfer agent services, including all regulatory reporting.

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2024 – (Continued)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (Continued)

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

The officers of the Trust are members of management and/or employees of the Administrator or of NLCS and are not paid by the Trust for services to the Funds. Ultimus Fund Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Ultimus, acts as the distributor of the Funds’ shares. There were no payments made to the Distributor by the Funds for the fiscal year ended October 31, 2024.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended October 31, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

	SMI Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Purchases	$212,229,935	$147,290,275	$116,708,271
Sales	$203,044,044	$135,625,576	$109,093,395

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended October 31, 2024.

NOTE 6. LINE OF CREDIT

During the fiscal year ended October 31, 2024, the Trust, on behalf of the Funds, entered into a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on January 17, 2025. Under the terms of the agreement, each of the Funds may borrow up to the lesser of 10% of a Fund’s daily market value or $5 million at an interest rate equal to the Secured Overnight Financing Rate (“SOFR”) plus 161.50 basis points (if SOFR is less than 0.385%, such rate shall be deemed to be 0.385%), 6.37% as of October 31, 2024. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2024 – (Continued)

NOTE 6. LINE OF CREDIT – (Continued)

disposition of securities. Huntington receives an annual facility fee of 0.125% on $5 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

The borrowings by the Funds during the fiscal year ended October 31, 2024, were as follows:

Fund	Average Daily Loan Balance(a)	Weighted Average Interest Rate(a)	Number of Days Outstanding(b)	Interest Expense Accrued	Maximum Loan Outstanding
SMI Fund	$737,500	6.94%	16	$2,276	$2,600,000
SMI Dynamic Allocation Fund	353,571	6.95%	21	1,434	1,750,000
SMI Multi-Strategy Fund	1,050,000	6.93%	4	809	1,500,000

(a)	Averages based on the number of days outstanding.
(b)	Number of Days Outstanding represents the total days during the fiscal year ended October 31, 2024, that a Fund utilized the Line of Credit.

The Funds had no outstanding borrowings under this line of credit as of October 31, 2024.

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2024 – (Continued)

NOTE 7. FEDERAL TAX INFORMATION

At October 31, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	SMI Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Gross unrealized appreciation	$6,433,657	$7,608,881	$4,194,012
Gross unrealized depreciation	(211,125)	(181,259)	(181,802)
Net unrealized appreciation/(depreciation) on investments	$6,222,532	$7,427,622	$4,012,210
Tax cost of investments	$99,545,122	$65,430,451	$49,172,779

The tax character of distributions for the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	SMI Fund		SMI Dynamic Allocation Fund
	2024	2023	2024	2023
Distributions paid from: (a)
Ordinary income	$1,778,403	$1,085,594	$143,010	$—
Long-term capital gains	544	—	—	—
Total taxable distributions paid	$1,778,947	$1,085,594	$143,010	$—

	SMI Multi-Strategy Fund
	2024	2023
Distributions paid from: (a)
Ordinary income	$382,825	$203,162
Long-term capital gains	62,325	—
Total taxable distributions paid	$445,150	$203,162

(a)	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2024 – (Continued)

NOTE 7. FEDERAL TAX INFORMATION – (Continued)

At October 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

	SMI Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Undistributed ordinary income	$—	$3,103,579	$—
Undistributed long-term capital gains	658,600	1,085,857	2,798,970
Accumulated capital and other losses	(394,696)	—	—
Unrealized apprecation on investments	6,222,532	7,427,622	4,012,210
Total accumulated earnings	$6,486,436	$11,617,058	$6,811,180

At October 31, 2024, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and passive foreign investment companies.

At October 31, 2024, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	SMI Fund		SMI Dynamic Allocation Fund
	Short-Term	Long-Term	Short-Term	Long-Term
Non-Expiring	$—	$—	$—	$—

SMI Multi-Strategy Fund
	Short-Term	Long-Term
Non-Expiring	$—	$—

Capital loss carryforwards are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the fiscal year ended October 31, 2024, the SMI Fund, SMI Dynamic Allocation Fund and SMI Multi-Strategy Fund utilized $15,680,673, 1,021,734 and $2,397,262, respectively of its/their capital loss carryforwards.

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended October 31, 2024, the SMI Fund deferred Qualified Late Year Ordinary Losses in the amount of $394,696.

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2024 – (Continued)

NOTE 8. INVESTMENT IN OTHER INVESTMENT COMPANIES

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end and closed-end mutual funds and money market mutual funds. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of October 31, 2024, the SMI Fund had 80.16% and 19.49% of the value of its net assets invested in ETFs and mutual funds, respectively. As of October 31, 2024, the SMI Dynamic Allocation Fund had 78.99%, 8.03% and 11.96% of the value of its net assets invested in ETFs, mutual funds and closed-end funds, respectively. As of October 31, 2024, the SMI Multi-Strategy Fund had had 79.03%, 14.79% and 5.76% of the value of its net assets invested in ETFs, mutual funds and closed-end funds, respectively. The financial statements of these ETFs and open-end and closed-end mutual funds can be found at www.sec.gov.

NOTE 9. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an entity in which a Fund has ownership of at least 5% of the voting securities or any investment in an another SMI-sponsored Fund. Issuers that are affiliates of a Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in a Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of October 31, 2024 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

SMI FUNDS

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2024 – (Continued)

NOTE 10. INVESTMENTS IN AFFILIATED ISSUERS – (Continued)

Fund Name	Affiliated Fund Name	Value on October 31, 2023	Purchases/ Additions	Sales/ Reductions
SMI Fund	SMI 3Fourteen Full-Cycle Trend ETF	$—	$53,072,045	$—
SMI Multi-Strategy Fund	SMI 3Fourteen Full-Cycle Trend ETF	—	10,388,910	—

Fund Name	Affiliated Fund Name	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value on October 31, 2024
SMI Fund	SMI 3Fourteen Full-Cycle Trend ETF	$—	$1,049,692	$54,121,737
SMI Multi-Strategy Fund	SMI 3Fourteen Full-Cycle Trend ETF	—	200,021	10,588,931

Fund Name	Affiliated Fund Name	Shares Held on October 31, 2024	Dividend Income	Long-Term Capital Gain Distributions
SMI Fund	SMI 3Fourteen Full-Cycle Trend ETF	2,051,620	$54,187	$—
SMI Multi-Strategy Fund	SMI 3Fourteen Full-Cycle Trend ETF	401,400	10,602	—

NOTE 11. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of SMI Funds and

Board of Trustees of Valued Advisers Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SMI Funds, comprising Sound Mind Investing Fund, SMI Dynamic Allocation Fund, and SMI Multi-Strategy Fund (the “Funds”), each a series of Valued Advisers Trust, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian. Our audits also

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (Continued)

included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2006.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 24, 2024

SPECIAL MEETING OF SHAREHOLDERS

At a Special Shareholder Meeting at which a quorum was present, held on June 27, 2024, Fund shareholders of record as of the close of business on May 13, 2024 voted to approve the following proposal:

Proposal 1: To elect the following individuals to serve on the Board of Trustees of the Trust:

Martin A. Burns

Susan J. Templeton

	Shares Voted in Favor*	Shares Voted Againstor Abstain*	Shares Needed to Approve*
Martin A. Burns	82,650,826	53,513	Plurality
	(99.94%)	(0.06%)	(greater than 50%)
Susan J. Templeton	82,570,073	134,262	Plurality
	(99.84%)	(0.16%)	(greater than 50%)

*	as a percentage of the total voting securities of the Fund voted at the meeting at which a quorum was present.

ADDITIONAL FEDERAL INCOME TAX INFORMATION

(Unaudited)

The Form 1099-DIV you receive in January 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

	SMI Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Qualified Dividend Income	44%	72%	100%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

	SMI Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Qualified Business Income	0%	0%	0%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2024 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

	SMI Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Dividends Received Deduction	26%	71%	58%

ADDITIONAL FEDERAL INCOME TAX INFORMATION

(Unaudited), (Continued)

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

	SMI Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Long-Term Capital Gains Distributions	$544	$—	$62,325

OTHER INFORMATION – (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request. You may call toll-free at (877) 764-3863 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (877) 764-3863 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Andrea N. Mullins, Chairperson Ira P. Cohen Martin A. Burns Susan J. Templeton	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS

Matthew J. Miller,
Principal Executive
Officer and President

Zachary P. Richmond,
Principal Financial
Officer and Treasurer

Michael Wittke,
Chief Compliance Officer

Carol J. Highsmith,
Vice President and Secretary

LEGAL COUNSEL DLA Piper LLP (US) One Atlantic Center 1201 West Peachtree Street, Suite 2900 Atlanta, GA 30309 CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215
ADMINISTRATOR, TRANSFER
INVESTMENT ADVISER SMI Advisory Services, LLC 4400 Ray Boll Blvd. Columbus, IN 47203 DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

THIS PAGE INTENTIONALLY LEFT BLANK

SOUND MIND
INVESTING FUND
(SMIFX)

SMI DYNAMIC
ALLOCATION FUND
(SMIDX)

SMI MULTI-STRATEGY FUND
(SMILX)

FINANC IAL
STATEMENTS
October 31, 2024

Funds’ Adviser:
SMI Advisory Services, LLC
4400 Ray Boll Blvd.
Columbus, IN 47203

(877) 764-3863
(877) SMI-FUND
www.smifund.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Included under Item 7.

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valued Advisers Trust

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer

Date:	1/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer

Date:	1/8/2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond
Treasurer and Principal Financial Officer

Date:	1/8/2025